Item 1. Schedule of Investments

T. Rowe Price International Stock Fund
Unaudited		January 31, 2006
PORTFOLIO OF INVESTMENTS (1)	Shares	Value
(Cost and value in $ 000s)

AUSTRALIA 3.3%
Common Stocks 3.3%
AMP	6,578,200	40,933
Brambles Industries §	3,248,900	24,397
Goodman Fielder *	14,585,100	25,505
Macquarie Infrastructure	13,087,000	34,971
Rio Tinto §	707,000	40,579
Transurban §	5,988,400	32,458
Total Australia (Cost $179,297)		198,843

AUSTRIA 2.9%
Common Stocks 2.9%
Erste Bank der Oesterreich Sparkasse §	1,954,027	109,036
Telekom Austria §	1,444,000	34,969
Wiener Staedtische Allegemeine AG	536,900	33,693
Total Austria (Cost $166,742)		177,698

BELGIUM 1.6%
Common Stocks 1.6%
SES Global FDR GDR	4,581,288	84,656
UCB §	274,798	13,577
Total Belgium (Cost $81,272)		98,233

BRAZIL 3.0%
Common Stocks 3.0%
Companhia Vale do Rio Doce Sponsored ADR (USD) §	884,400	39,250
Petroleo Brasileiro (Petrobras) ADR (USD) §	1,342,731	115,743
Tele Norte Leste ADR (USD) §	1,571,400	27,908
Total Brazil (Cost $75,417)		182,901

CANADA 0.4%
Common Stocks 0.4%
Telus (Non-voting shares) (USD)	696,400	27,389
Total Canada (Cost $19,495)		27,389

DENMARK 0.8%
Common Stocks 0.8%
Novo Nordisk, Series B	850,744	47,665
Total Denmark (Cost $33,226)		47,665

FINLAND 0.9%
Common Stocks 0.9%
Nokia §	3,115,132	56,995
Total Finland (Cost $3,634)		56,995

FRANCE 5.4%
Common Stocks 5.4%
AXA §	2,024,743	68,675
LVMH §	964,729	87,082
Societe Generale §	488,549	64,560
Total	402,824	111,263
Total France (Cost $155,701)		331,580

GERMANY 4.0%
Common Stocks 3.5%
Allianz	377,357	60,853
Commerzbank	2,210,000	75,201
Hypo Real Estate Holding	1,210,005	78,993
		215,047
Preferred Stocks 0.5%
Prosieben Sat Media §	1,204,700	27,636
		27,636
Total Germany (Cost $167,182)		242,683

GREECE 4.4%
Common Stocks 4.4%
Agriculture Bank of Greece *	9,385,010	60,013
Cosmote Mobile Communication	788,571	18,215
Hellenic Telecommunications *	2,940,690	68,068
National Bank of Greece	1,513,530	69,478
OPAP	1,384,600	52,080
Total Greece (Cost $219,713)		267,854

HONG KONG 1.0%
Common Stocks 1.0%
Esprit Holdings	2,599,500	22,675
Johnson Electric	21,531,000	21,210
Li & Fung	8,884,000	16,541
Total Hong Kong (Cost $49,744)		60,426

INDIA 1.0%
Common Stocks 1.0%
Bharti Televentures *	3,044,000	26,081
I-Flex Solutions	1,277,286	33,208
Total India (Cost $40,962)		59,289

IRELAND 1.3%
Common Stocks 1.3%
Anglo Irish Bank	3,990,900	63,024
CRH	587,400	18,260
Total Ireland (Cost $66,872)		81,284

ITALY 6.8%
Common Stocks 6.8%
Assicurazioni Generali §	1,624,822	56,197
Banca Intesa S.p.A.	9,306,800	48,736
Eni S.p.A.	2,148,177	64,975
Lottomatica *§	298,300	11,906
Mediobanca §	1,663,000	31,903
Seat Pagine Gialle * §	89,541,800	46,699
Toro Assicurazioni	2,146,100	39,526
UniCredito §	16,604,840	118,596
Total Italy (Cost $320,372)		418,538

JAPAN 27.5%
Common Stocks 27.5%
AIFUL	889,800	60,292
Astellas Pharma	1,277,200	52,996
Benesse	405,900	14,655
Canon	422,600	25,598
Credit Saison §	773,400	34,804
Dai Nippon Printing	1,758,000	31,810
Daikin Industries	609,300	20,069
Fanuc §	437,500	38,665
Honda	480,200	27,361
HOYA	1,157,900	46,560
JSR §	932,600	27,846
Keyence §	203,900	56,259
Leopalace21	1,115,900	40,766
Marui	2,616,100	48,233
Matsushita Electric Industries §	1,608,000	35,081
Mitsubishi	2,665,200	62,477
Mitsubishi Estate §	1,361,000	31,730
Mitsubishi UFJ Financial	5,244	75,821
Mitsui Fudosan	3,611,000	76,307
Mitsui Trust Holdings §	4,045,000	59,973
Nidec §	408,600	37,579
Nitto Denko	437,300	37,151
ORIX	243,890	63,328
Rakuten	58,754	50,266
Resona Holdings * §	14,921	58,849
Secom	1,005,500	52,217
Sega Sammy Holdings, (Ordinary shares)	1,246,700	44,904
Seven & I *	1,096,900	46,547
Shin-Etsu Chemical	893,200	50,970
SMC	109,200	16,788
Sony §	1,192,600	58,158
Sumitomo Mitsui Financial	11,460	134,322
T&D Holdings	328,000	23,488
Takeda Chemical Industries	674,100	38,294
Toyota Motor	1,298,300	67,534
USHIO §	835,800	21,416
USS	226,350	14,466
Total Japan (Cost $1,137,906)		1,683,580

MEXICO 2.7%
Common Stocks 2.7%
America Movil ADR, Series L (USD)	1,653,600	55,776
GEO *	8,630,800	29,708
Grupo Financiero Banorte §	12,350,000	29,443
Grupo Televisa ADR (USD)	287,400	24,012
Wal-Mart de Mexico, Series V	3,985,972	23,223
Total Mexico (Cost $76,666)		162,162

NETHERLANDS 1.0%
Common Stocks 1.0%
Koninklijke Numico * §	1,382,304	62,850
Total Netherlands (Cost $42,447)		62,850

NORWAY 1.0%
Common Stocks 1.0%
Norsk Hydro	241,175	29,585
Statoil ASA	1,150,100	31,621
Total Norway (Cost $41,129)		61,206

SINGAPORE 0.6%
Common Stocks 0.6%
Starhub	14,460,800	19,343
Venture	2,170,000	17,924
Total Singapore (Cost $37,356)		37,267

SOUTH AFRICA 1.2%
Common Stocks 1.2%
ABSA	1,778,900	32,703
Naspers (N shares)	1,994,400	42,596
Total South Africa (Cost $51,283)		75,299

SOUTH KOREA 2.3%
Common Stocks 2.3%
Hyundai Motor	340,850	30,965
Kookmin Bank	444,100	35,440
Samsung Electronics	96,047	74,046
Total South Korea (Cost $68,861)		140,451

SPAIN 4.0%
Common Stocks 4.0%
Antena 3 Television §	1,538,082	41,679
Banco Bilbao Vizcaya Argenta §	3,344,367	67,573
Cia Distrib Integral Logista §	817,200	44,209
Cintra Concesiones De Infraestructure §	1,094,737	14,280
Enagas §	2,122,600	40,229
Indra Sistemas	793,300	15,344
Vallehermoso §	831,108	21,188
Total Spain (Cost $197,921)		244,502

SWITZERLAND 8.5%
Common Stocks 8.5%
Credit Suisse	783,640	45,759
EFG International * §	403,950	10,743
Julius Baer	514,000	41,292
Nestle	280,247	82,206
Nobel Biocare	218,022	49,458
Novartis	2,090,057	114,770
Roche Holding	235,247	37,172
Swiss Life Holding *	30,400	5,541
UBS	1,199,949	130,470
Total Switzerland (Cost $304,712)		517,411

TURKEY 1.3%
Common Stocks 1.3%
Turkiye Garanti Bankasi	8,002,250	36,869
Turkiye Is Bankasi	4,618,800	41,862
Total Turkey (Cost $35,412)		78,731

UNITED KINGDOM 11.4%
Common Stocks 11.4%
AMVESCAP	6,984,100	63,905
Aviva	3,661,600	47,010
Capita	7,533,400	57,353
Carnival	418,448	23,264
Friends Provident	10,156,640	36,377
GlaxoSmithKline	3,876,513	99,331
Johnson Matthey	2,803,100	72,775
Reckitt Benckiser	1,199,447	39,454
Royal Dutch Shell, Series B	2,724,645	97,878
Signet	17,952,600	32,549
Vodafone	41,758,906	87,804
William Hill	3,635,100	36,986
Total United Kingdom (Cost $551,469)		694,686

UNITED STATES 2.2%
Common Stocks 0.5%
Carnival	601,400	31,128
		31,128
Money Market Funds 1.7%
T. Rowe Price Reserve Investment Fund 4.45% #†	102,296,881	102,297
		102,297
Total United States (Cost $132,682)		133,425

SECURITIES LENDING COLLATERAL 10.8%
Money Market Pooled Account 10.8%
Investment in money market pooled account managed by JP Morgan
Chase Bank, London, 4.429% #	661,276,324	661,276
Total Securities Lending Collateral (Cost $661,276)		661,276

Total Investments in Securities
111.3% of Net Assets (Cost $4,918,749)	$ 6,804,224

(1)	Denominated in currency of country of incorporation unless
otherwise noted
#	Seven-day yield
*	Non-income producing
§	All or a portion of this security is on loan at January 31, 2006 - See
Note 2.
†	Affiliated company – See Note 4.
ADR	American Depository Receipts
FDR	Fiduciary Depository Receipts
GDR	Global Depository Receipts
USD	U.S. dollar

The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price International Stock Fund
Unaudited	January 31, 2006
Notes To Portfolio of Investments

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price International Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The International Stock Fund (the fund), a diversified, open-end management investment company, is one portfolio established by the corporation. The fund seeks long-term growth of capital through investments primarily in the common stocks of established, non-U.S. companies.

The accompanying portfolio of investments was prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management. Fund management believes that estimates and security valuations are appropriate; however actual results may differ from those estimates, and the security valuations reflected in the portfolio of investments may differ from the value the fund receives upon sale of the securities.

Valuation

The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Equity securities listed or regularly traded on a securities exchange or in the over-the-counter market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices for domestic securities and the last quoted sale price for international securities.

Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation.

Other investments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund’s Board of Directors.

Most foreign markets close before the close of trading on the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, which in turn will affect the fund's share price, the fund will adjust the previous closing prices to reflect the fair value of the securities as of the close of the NYSE, as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors. A fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. In deciding whether to make fair value adjustments, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U. S. markets that represent foreign securities and baskets of foreign securities. The fund uses outside pricing services to provide it with closing market prices and information used for adjusting those prices. The fund cannot predict when and how often it will use closing prices and when it will adjust those prices to reflect fair value. As a means of evaluating its fair value process, the fund routinely compares closing market prices, the next day's opening prices in the same markets, and adjusted prices.

Investment Transactions

Investment transactions are accounted for on the trade date.

NOTE 2 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.

Emerging Markets

The fund may invest in securities of companies located in emerging markets. Future economic or political developments could adversely affect the liquidity or value, or both, of such securities.

Securities Lending

The fund lends its securities to approved brokers to earn additional income. It receives as collateral cash and U.S. government securities valued at 102% to 105% of the value of the securities on loan. Cash collateral is invested in a money market pooled account managed by the fund’s lending agent in accordance with investment guidelines approved by fund management. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities, as determined at the close of fund business each day; any additional collateral required due to changes in security values is delivered to the fund the next business day. Although risk is mitigated by the collateral, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities. At January 31, 2006, the value of loaned securities was $635,872,000; aggregate collateral consisted of $661,276,000 in the money market pooled account.

NOTE 3 - FEDERAL INCOME TAXES

At January 31, 2006, the cost of investments for federal income tax purposes was $4,918,749,000. Net unrealized gain aggregated $1,885,685,000 at period-end, of which $1,932,919,000 related to appreciated investments and $47,234,000 related to depreciated investments.

NOTE 4 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the T. Rowe Price Reserve Funds), open-end management investment companies managed by Price Associates and affiliates of the fund. The T. Rowe Price Reserve Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available for direct purchase by members of the public. The T. Rowe Price Reserve Funds pay no investment management fees. During the 3 months ended January 31, 2006, dividend income from the T. Rowe Price Reserve Funds totaled $1,297,000, and the value of shares of the T. Rowe Price Reserve Funds held at January 31, 2006 and October 31, 2005 was $102,297,000 and $114,754,000, respectively.

T. Rowe Price International Discovery Fund
Unaudited		January 31, 2006
Portfolio of Investments †	Shares	Value
(Cost and value in $000s)

AUSTRALIA 6.0%
Common Stocks 6.0%
Australian Worldwide Exploration (1)(2)	6,223,944	12,439
Beach Petroleum	13,818,320	13,023
Challenger Financial Services (2)	3,405,419	10,389
Downer EDI	2,236,300	12,510
Equigold	3,899,600	4,103
Equigold, Warrants, 5/31/07 (1)	525,000	86
GRD (2)	4,883,768	10,758
iiNet	4,671,036	5,445
Minara Resources (2)	2,884,000	4,345
Oil Search	5,233,500	15,213
Roc Oil (1)(2)	1,886,132	4,398
Unwired Group (1)	6,212,644	2,163
Worley Group (2)	589,499	6,408
Total Australia (Cost $66,578)		101,280

AUSTRIA 0.5%
Common Stocks 0.5%
Wiener Staedtische Allegemeine	136,800	8,585
Total Austria (Cost $8,051)		8,585

BELGIUM 1.0%
Common Stocks 1.0%
ICOS Vision Systems (1)(2)	100,000	4,291
UCB (2)	250,000	12,352
Total Belgium (Cost $10,460)		16,643

CHINA 1.5%
Common Stocks 1.5%
AAC Acoustic Technology (HKD) (1)	6,684,000	5,147
China Fire Safety Enterprise (HKD)	38,000,000	3,729
China Insurance International (HKD) (1)	6,888,000	2,778
CSMC Technologies (HKD)	45,335,000	2,520
Fu Ji Food and Catering Services (HKD) (2)	2,689,000	5,701
Luen Thai Holdings (HKD)	8,412,000	2,855
Weichai Power (HKD)	1,450,000	2,470
Total China (Cost $19,380)		25,200

DENMARK 0.7%
Common Stocks 0.7%
Ambu A/S, Series B	300,000	5,619
Genmab (1)	264,500	6,936
Total Denmark (Cost $11,563)		12,555

FINLAND 1.5%
Common Stocks 1.5%
CapMan	2,041,900	7,422
Rapala VMC	1,039,118	8,085
Vacon	400,000	9,560
Total Finland (Cost $14,650)		25,067

FRANCE 5.8%
Common Stocks 5.8%
Avenir Telecom (1)	1,650,000	6,900
Cegedim	48,935	4,337
Gl Trade	88,583	4,523
ILOG (1)	400,000	6,025
Neopost	104,973	10,560
Nexity	200,000	11,564
Oeneo (1)	992,831	2,209
Oeneo, Warrants, 10/26/06 (1)	169,728	12
Oeneo, Warrants, 8/01/08 (1)	623,403	212
SOITEC (1)(2)	1,600,000	39,603
Technip	150,000	10,194
Wavecom (1)	200,000	2,188
Total France (Cost $51,520)		98,327

GERMANY 5.8%
Common Stocks 5.6%
Boewe Systec	88,377	6,070
Dis Deutscher (2)(3)	210,000	14,399
GFK (2)	173,206	7,157
Gildemeister (1)	500,000	4,164
H&R Wasag	250,000	5,304
IDS Scheer	300,000	5,963
Interhyp (1)	20,000	2,090
MobilCom AG (2)	400,000	10,445
Rheinmetall	117,800	8,588
Rhoen-Klinikum	112,346	4,791
TAKKT	250,000	2,863
Tipp24 (1)	95,000	2,864
United Internet (2)	200,000	9,028
Wincor Nixdorf (1)	100,000	11,671
		95,397
Preferred Stocks 0.2%
Sartorius	151,000	3,956
		3,956

Total Germany (Cost $62,785)		99,353

GREECE 1.6%
Common Stocks 1.6%
Folli-Follie	200,000	6,278
Germanos	700,000	14,688
Jumbo	500,000	6,261
Total Greece (Cost $20,056)		27,227

HONG KONG 1.5%
Common Stocks 1.5%
Dickson Concepts	524,590	816
Golden Resorts Group (1)	8,796,000	2,215
Grande Holdings	2,960,000	2,290
Integrated Distribution Services	2,692,000	3,183
JCG Holdings	3,396,000	3,593
Lai Sun Development (1)	101,103,000	2,247
Lifestyle	3,220,500	4,800
Moulin Global Eyecare (1)(2)	6,284,000	0
Pacific Basin Shipping	4,772,000	2,204
YGM Trading	2,952,000	3,599
Total Hong Kong (Cost $28,733)		24,947

INDIA 8.6%
Common Stocks 8.6%
Arvind Mills	1,385,520	2,934
Balaji Telefilms (1)	1,471,100	5,855
Financial Technologies	347,981	10,217
Financial Technologies (Bonus shares)	1,134,551	29,980
Gateway Distriparks	123,527	633
Gateway Distriparks GDR (USD) (1)(3)	426,400	2,186
GlaxoSmithKline Consumer	581,053	8,128
GlaxoSmithKline Phamaceutical	231,300	6,733
Gujarat Mineral	341,171	3,290
Himatsingka GDR (USD) (1)(3)	1,497,500	4,768
I-Flex Solutions	221,756	5,765
IL & FS Investsmart GDR (USD) (1)(3)	580,800	2,800
Mahanagar Telephone Nigam	1,999,937	6,459
Mahindra Gesco Developers (1)	929,900	8,227
Mid-day (1)	730,000	1,403
Moser-Baer India	1,165,406	5,531
Petronet LNG (1)	4,853,400	7,147
Raymond	365,448	3,349
SREI Infrastructure Finance	2,625,000	3,919
Suzlon Energy (1)	532,200	12,582
Tele Data Informatics	3,000,000	1,692
Videsh Sanchar Nigam	1,339,600	11,669
Total India (Cost $74,366)		145,267

IRELAND 0.3%
Common Stocks 0.3%
Ecosecurities (GBP) (1)	1,445,000	4,957
Total Ireland (Cost $4,069)		4,957

ISRAEL 0.4%
Common Stocks 0.4%
Partner Communications ADR (USD) (2)	800,000	6,376
Total Israel (Cost $14,507)		6,376

ITALY 2.5%
Common Stocks 2.5%
Banca Italease (1)	400,000	13,796
Digital Media Technology (1)	150,000	5,870
Guala Closures (1)	1,000,000	5,759
IMMSI	2,500,000	7,211
Sorin (1)(2)	3,974,987	9,273
Total Italy (Cost $36,440)		41,909

JAPAN 22.5%
Common Stocks 22.5%
Aeon Mall (2)	241,300	11,747
Asahi Denka Kogyo	623,000	11,007
Asahi Pretec	244,500	7,300
Axell	1,312	5,444
BSL (2)	3,039,000	6,032
Chiyoda (2)	508,000	13,125
Culture Convenience (2)	156,100	5,436
Don Quijote (2)	122,400	10,221
Dowa Mining	990,000	11,646
Edion	626,600	14,930
En-Japan	1,720	10,595
Gentosha	460	4,172
Hoosiers	1,317	6,084
J Bridge (1)(2)	418,400	4,671
Japan General Estate	242,700	4,568
Japan Steel Works	1,592,000	9,303
K. K. DaVinci Advisors (1)(2)	1,128	8,087
Kyoritsu Maintenance	111,100	5,133
Misawa Homes (1)	104,700	6,011
Mitsubishi Gas Chemical	1,197,000	13,774
Monex Beans	6,893	9,966
NHK Spring	918,000	11,584
Nidec Sankyo (2)	518,000	10,392
Nihon Kohden	375,500	6,971
Nihon Parkerizing (2)	410,000	7,173
Nissen (2)	310,900	4,735
Nissha Printing	388,000	12,548
Nisshin Steel	1,804,000	6,158
Nitori (2)	71,050	7,568
Okinawa Cellular Telephone	2,641	6,778
Point (2)	166,800	13,486
Round One (2)	2,062	9,456
Ryobi	1,042,000	7,586
Sanrio (1)(2)	569,200	11,322
Shin-Etsu Polymer	765,000	11,670
Sumitomo Rubber Industries	688,000	9,418
Take & Give Needs (1)	5,458	9,666
Takeuchi	13,400	1,062
Topcon (2)	277,800	9,649
Toshiba Machine	747,000	7,528
Toyo Engineering (1)	1,293,000	8,949
Tsumura & Company	373,000	10,818
United Arrows (2)	151,500	8,956
USHIO	387,400	9,927
Total Japan (Cost $282,737)		382,652

MALAYSIA 1.2%
Common Stocks 1.2%
Airasia (1)	9,042,300	4,099
Bursa Malaysia	6,046,400	6,384
KLCC Property Holding	6,092,400	3,379
Redtone	6,178,900	1,474
Transmile Group	1,696,700	5,203
Total Malaysia (Cost $18,723)		20,539

NETHERLANDS 1.9%
Common Stocks 1.9%
Beter Bed Holding	155,000	6,783
Eurocastle	200,000	7,416
Grontmij CVA	50,500	3,745
Koninklijke Ten Cate	60,000	6,430
Smit International	100,000	7,671
Total Netherlands (Cost $27,120)		32,045

NEW ZEALAND 0.8%
Common Stocks 0.8%
Fisher & Paykel Healthcare (2)	2,803,020	7,086
Pumpkin Patch Limited (2)	1,570,100	3,560
Sky Network Television (1)(2)	717,000	3,119
Total New Zealand (Cost $8,984)		13,765

NORWAY 1.5%
Common Stocks 1.5%
Acta	2,800,000	7,993
Norwegian Air Shuttle (1)(2)	884,500	10,432
Revus Energy (1)	75,000	645
Visma ASA	400,000	6,340
Total Norway (Cost $17,058)		25,410

RUSSIA 0.7%
Common Stocks 0.7%
Novatek OAO GDR (USD) (3)	222,200	6,442
Urals Energy (GBP) (1)	1,000,000	4,900
Total Russia (Cost $8,471)		11,342

SINGAPORE 2.5%
Common Stocks 2.5%
Chartered Semiconductor (1)	9,962,000	8,597
GES International	7,999,700	4,980
Goodpack	4,271,000	4,923
Goodpack, Warrants, 2/14/07 (1)	533,875	247
Mapletree Logistics Trust, REIT	12,279,000	8,023
Olam International	8,926,000	8,253
Singapore Post	5,983,000	4,315
Yellow Pages	3,782,000	3,264
Total Singapore (Cost $33,426)		42,602

SOUTH AFRICA 0.2%
Common Stocks 0.2%
Net 1 UEPS Technologies (USD) (1)	100,000	3,016
Total South Africa (Cost $2,179)		3,016

SOUTH KOREA 1.3%
Common Stocks 1.3%
Cheil Communications	11,780	2,682
CJ Home Shopping	21,670	3,084
Handsome (1)(2)	492,800	8,856
NCsoft (1)(2)	31,740	2,612
S1	100,700	4,181
Total South Korea (Cost $16,460)		21,415

SPAIN 0.5%
Common Stocks 0.5%
Baron de Ley (1)	100,000	5,136
Fadesa Inmobiliaria	95,226	3,774
Total Spain (Cost $5,579)		8,910

SRI LANKA 0.2%
Common Stocks 0.2%
Dialog Telekom (1)	22,308,000	4,150
Total Sri Lanka (Cost $4,369)		4,150

SWEDEN 2.7%
Common Stocks 2.7%
Bergman & Beving, Series B	658,415	9,224
Biacore International	232,200	6,231
Hexagon	50,000	1,427
Lindex (1)	500,000	5,590
Lindex, Redemption Shares (2)	166,400	876
Observer (2)	2,250,000	10,921
Teleca, Class B (1)(2)	840,400	4,134
TradeDoubler (1)	350,000	6,837
Total Sweden (Cost $35,476)		45,240

SWITZERLAND 3.8%
Common Stocks 3.8%
Bachem Holding, Class B	89,893	5,362
Baloise Holding, Series R	150,000	9,504
Basilea Pharmaceutica (1)	100,000	12,125
Dufry (1)	131,790	8,350
EFG International (1)(2)	200,000	5,319
Georg Fischer (2)	10,000	3,753
Phonak Holding	350,000	17,330
Tornos (1)	288,700	2,653
Total Switzerland (Cost $47,934)		64,396

TAIWAN 1.5%
Common Stocks 1.5%
Formosa International Hotel (1)	3,878,000	7,700
High Tech Computer	468,000	9,936
Test Rite	8,429,084	6,049
Zyxel Communications	1,589,160	2,450
Total Taiwan (Cost $21,354)		26,135

THAILAND 0.6%
Common Stocks 0.6%
C.P. 7-Eleven	26,659,000	4,659
Major Cineplex	2,143,200	821
Major Cineplex NVDR, GDR	5,526,900	2,117
United Broadcasting (1)	154,300	105
United Broadcasting NVDR	4,827,400	3,288
Total Thailand (Cost $9,159)		10,990

UNITED KINGDOM 13.1%
Common Stocks 13.1%
Admiral Group	500,000	4,593
Arena Leisure	4,918,756	3,528
Benfield Group	2,000,000	12,847
Body Shop	2,000,000	7,912
Cairn Energy (1)	250,000	8,584
Carphone Warehouse	1,750,000	7,796
Centaur Holdings	3,000,000	5,573
Ceres Power (1)	1,500,000	5,680
Charter (1)	150,000	1,654
Dignity	1,000,000	8,161
GW Pharmaceuticals (1)	2,310,000	4,981
Halfords Group	1,000,000	5,952
Huntsworth	3,500,000	5,644
I Mate (2)	2,500,000	11,738
IG Group Holdings (1)	3,500,000	11,444
Investec	277,847	13,937
iSOFT Group	1,500,000	4,918
ITE Group	3,000,000	7,110
Jessops	3,000,000	5,346
NDS ADR (USD) (1)	250,000	10,782
New Star Asset Management (1)	1,250,000	8,197
Paypoint	850,000	9,890
Petrofac (1)	1,400,000	8,158
Pinewood Shepperton	1,550,000	5,786
Queens Walk Investment (EUR) (1)	400,000	5,155
Serica Energy (1)	4,800,000	9,109
St. Jame's Place Capital	1,500,000	7,938
SThree (1)	2,000,000	9,515
Wolfson Microelectronics (1)	1,000,000	7,194
WS Atkins	300,000	3,956
Total United Kingdom (Cost $171,235)		223,078

UNITED STATES 0.4%
Common Stocks 0.4%
deCode genetics (1)(2)	750,000	7,155
Total United States (Cost $3,374)		7,155

SHORT-TERM INVESTMENTS 6.9%
Money Market Funds 6.9%
T. Rowe Price Reserve Investment Fund, 4.45% (4)(5)	117,029,003	117,029
Total Short-Term Investments (Cost $117,029)		117,029

SECURITIES LENDING COLLATERAL 8.8%
Money Market Pooled Account 8.8%
Investment in money market pooled account managed by JP
Morgan Chase Bank, London, 4.407% (4)	150,187,598	150,188
Total Securities Lending Collateral (Cost $150,188)		150,188

Total Investments in Securities
108.8% of Net Assets (Cost $1,404,013)		$1,847,750

†	Denominated in the currency of the country of incorporation unless otherwise noted
(1)	Non-income producing
(2)	All or a portion of this security is on loan at January 31, 2006 - see Note 2
(3)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers -- total value of such securities at period end amounts to
$30,595 and represents 1.8% of net assets.
(4)	Seven-day yield
(5)	Affiliated company – see Note 4
ADR	American Depository Receipts
EUR	Euro
GBP	British Pound
GDR	Global Depository Receipts
HKD	Hong Kong Dollar
NVDR	Non Voting Depository Receipt
REIT	Real Estate Investment Trust
USD	U.S. Dollar

The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price International Discovery Fund
Unaudited	January 31, 2006
Notes To Portfolio of Investments

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price International Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The International Discovery Fund (the fund), a diversified, open-end management investment company, is one portfolio established by the corporation. The fund seeks long-term growth of capital through investments primarily in the common stocks of rapidly growing, small to medium-sized companies outside the U.S.

The accompanying portfolio of investments was prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management. Fund management believes that estimates and security valuations are appropriate; however actual results may differ from those estimates, and the security valuations reflected in the portfolio of investments may differ from the value the fund receives upon sale of the securities.

Valuation

The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Equity securities listed or regularly traded on a securities exchange or in the over-the-counter market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices for domestic securities and the last quoted sale price for international securities.

Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation.

Other investments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund’s Board of Directors.

Most foreign markets close before the close of trading on the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, which in turn will affect the fund's share price, the fund will adjust the previous closing prices to reflect the fair value of the securities as of the close of the NYSE, as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors. A fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. In deciding whether to make fair value adjustments, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U. S. markets that represent foreign securities and baskets of foreign securities. The fund uses outside pricing services to provide it with closing market prices and information used for adjusting those prices. The fund cannot predict when and how often it will use closing prices and when it will adjust those prices to reflect fair value. As a means of evaluating its fair value process, the fund routinely compares closing market prices, the next day's opening prices in the same markets, and adjusted prices.

Investment Transactions

Investment transactions are accounted for on the trade date.

NOTE 2 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.

Emerging Markets

The fund may invest in securities of companies located in emerging markets or denominated in or linked to the currencies of emerging market countries. Future economic or political developments could adversely affect the liquidity or value, or both, of such securities.

Restricted Securities

The fund may invest in securities that are subject to legal or contractual restrictions on resale. Although certain of these securities may be readily sold, for example, under Rule 144A, others may be illiquid, and their sale may involve substantial delays and additional costs, and prompt sale at an acceptable price may be difficult.

Securities Lending

The fund lends its securities to approved brokers to earn additional income. It receives as collateral cash and U.S. government securities valued at 102% to 105% of the value of the securities on loan. Cash collateral is invested in a money market pooled account managed by the fund’s lending agent in accordance with investment guidelines approved by fund management. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities, as determined at the close of fund business each day; any additional collateral required due to changes in security values is delivered to the fund the next business day. Although risk is mitigated by the collateral, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities. At January 31, 2006, the value of loaned securities was $150,938,000; aggregate collateral consisted of $150,188,000 in the money market pooled account and U.S. government securities valued at $9,131,000.

NOTE 3 - FEDERAL INCOME TAXES

At January 31, 2006, the cost of investments for federal income tax purposes was $1,404,013,000. Net unrealized gain aggregated $444,207,000 at period-end, of which $498,502,000 related to appreciated investments and $54,295,000 related to depreciated investments.

NOTE 4 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the T. Rowe Price Reserve Funds), open-end management investment companies managed by Price Associates and affiliates of the fund. The T. Rowe Price Reserve Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available for direct purchase by members of the public. The T. Rowe Price Reserve Funds pay no investment management fees. During the three months ended January 31, 2006, dividend income from the T. Rowe Price Reserve Funds totaled $639,000, and the value of shares of the T. Rowe Price Reserve Funds held at January 31, 2006 and October 31, 2005 was $117,029,000 and $39,319,000, respectively.

T. Rowe Price European Stock Fund
Unaudited		January 31, 2006
Portfolio of Investments †	Shares	Value
(Cost and value in $000s)

AUSTRIA 5.3%
Common Stocks 5.3%
Bank Austria Creditanstalt	36,000	4,391
Erste Bank der Oesterreich Sparkasse	274,670	15,327
Telekom Austria	555,900	13,462
Wiener Staedtische Allegemeine Versicherung	207,800	13,040
Total Austria (Cost $43,217)		46,220

BELGIUM 2.1%
Common Stocks 2.1%
SES Global FDR, GDR	972,700	17,974
Total Belgium (Cost $14,960)		17,974

CYPRUS 2.2%
Common Stocks 2.2%
Bank of Cyprus (EUR)	2,613,500	19,000
Total Cyprus (Cost $13,287)		19,000

DENMARK 1.5%
Common Stocks 1.5%
Novo Nordisk, Series B	229,200	12,841
Total Denmark (Cost $10,071)		12,841

FRANCE 9.6%
Common Stocks 9.6%
AXA (1)	611,467	20,740
LVMH	137,944	12,452
Neopost	127,271	12,803
Total (1)	89,821	24,809
Zodiac	196,700	12,626
Total France (Cost $47,116)		83,430

GERMANY 7.8%
Common Stocks 6.9%
Allianz (1)	55,260	8,911
Commerzbank	381,200	12,971
Hypo Real Estate Holding	416,026	27,160
Praktiker Bau-und Heimwerk (2)	406,800	10,658
		59,700
Preferred Stocks 0.9%
Prosieben Sat Media	321,800	7,382
		7,382
Total Germany (Cost $48,174)		67,082

GREECE 7.9%
Common Stocks 7.9%
Agricultural Bank of Greece (2)	1,878,600	12,013
Cosmote Mobile Communication	199,171	4,601
Hellenic Telecommunications (2)	649,390	15,031
National Bank of Greece	423,253	19,429
OPAP	448,300	16,862
Total Greece (Cost $56,366)		67,936

IRELAND 2.9%
Common Stocks 2.9%
Anglo Irish Bank	1,002,600	15,833
CRH	296,200	9,208
Total Ireland (Cost $21,173)		25,041

ITALY 14.0%
Common Stocks 14.0%
Assicurazioni Generali	417,835	14,452
Banca Intesa S.p.A.	1,665,900	8,724
Banca Italease (2)	314,800	10,857
Bulgari (1)	48,481	562
Eni S.p.A.	575,291	17,401
Lottomatica (1)(2)	379,700	15,154
Mediobanca (1)	528,900	10,146
Seat Pagine Gialle (2)	39,112,200	20,398
Toro Assicurazioni	314,400	5,791
UniCredito Italiano (1)	2,412,738	17,232
Total Italy (Cost $92,257)		120,717

NETHERLANDS 2.0%
Common Stocks 2.0%
Koninklijke Numico (1)(2)	388,148	17,648
Total Netherlands (Cost $12,844)		17,648

ROMANIA 0.1%
Common Stocks 0.1%
BRD-Groupe Societe Generale	97,000	567
Total Romania (Cost $559)		567

RUSSIA 1.0%
Common Stocks 1.0%
Promstroibank (USD)(2)	6,489,600	8,761
Total Russia (Cost $7,641)		8,761

SPAIN 9.1%
Common Stocks 9.1%
Antena 3 Television (1)	372,200	10,086
Banco Bilbao Vizcaya Argenta (1)	665,265	13,442
Banco Pastor (1)	245,700	12,202
Cia Distrib Integral Logista (1)	276,900	14,980
Enagas (1)	1,076,700	20,406
Indra Sistemas (1)	414,000	8,007
Total Spain (Cost $69,579)		79,123

SWITZERLAND 13.5%
Common Stocks 13.5%
Credit Suisse Group	183,520	10,716
Dufry (2)	55,100	3,491
Julius Baer	115,400	9,271
Nestle	62,015	18,191
Nobel Biocare	55,098	12,499
Novartis	398,382	21,876
Phonak Holding	327,800	16,231
Roche Holding	39,104	6,179
UBS	168,853	18,359
Total Switzerland (Cost $75,019)		116,813

TURKEY 1.9%
Common Stocks 1.9%
Turkiye Is Bankasi	1,773,780	16,077
Total Turkey (Cost $8,793)		16,077

UNITED KINGDOM 17.7%
Common Stocks 17.7%
AMVESCAP	1,313,100	12,015
Aviva	798,200	10,248
BP	1,414,369	17,037
Capita Group	2,094,700	15,947
Carnival	306,226	17,025
Friends Provident	1,490,680	5,339
GlaxoSmithKline	300,969	7,712
Johnson Matthey	485,100	12,594
Reckitt Benckiser	196,217	6,454
Royal Dutch Shell, Series B	235,429	8,458
Signet Group	6,252,900	11,337
Vodafone	9,088,212	19,109
William Hill	926,000	9,422
Total United Kingdom (Cost $138,268)		152,697

SHORT-TERM INVESTMENTS 0.0%
Money Market Funds 0.0%
T. Rowe Price Reserve Investment Fund, 4.45% (3)(4)	1,000	1
Total Short-Term Investments (Cost $1)		1

SECURITIES LENDING COLLATERAL 10.9%
Money Market Pooled Account 10.9%
Investment in money market pooled account managed by JP
Morgan Chase Bank, London, 4.407% (3)	94,497,914	94,498
Total Securities Lending Collateral (Cost $94,498)		94,498

Total Investments in Securities
109.5% of Net Assets (Cost $753,823)		$946,426

†	Denominated in the currency of the country of incorporation unless otherwise noted
(1)	All or a portion of this security is on loan at January 31, 2006 - see Note 2
(2)	Non-income producing
(3)	Seven-day yield
(4)	Affiliated company - see Note 4
EUR	Euro
GDR	Global Depository Receipts
USD	U.S. Dollar

The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price European Stock Fund
Unaudited	January 31, 2006
Notes To Portfolio of Investments

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price International Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The European Stock Fund (the fund), a diversified, open-end management investment company, is one portfolio established by the corporation. The fund seeks long-term growth of capital through investments primarily in the common stocks of European companies. Current income is a secondary objective.

The accompanying portfolio of investments was prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management. Fund management believes that estimates and security valuations are appropriate; however actual results may differ from those estimates, and the security valuations reflected in the portfolio of investments may differ from the value the fund receives upon sale of the securities.

Valuation

The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Equity securities listed or regularly traded on a securities exchange or in the over-the-counter market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices for domestic securities and the last quoted sale price for international securities.

Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation.

Other investments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund’s Board of Directors.

Most foreign markets close before the close of trading on the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, which in turn will affect the fund's share price, the fund will adjust the previous closing prices to reflect the fair value of the securities as of the close of the NYSE, as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors. A fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. In deciding whether to make fair value adjustments, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U. S. markets that represent foreign securities and baskets of foreign securities. The fund uses outside pricing services to provide it with closing market prices and information used for adjusting those prices. The fund cannot predict when and how often it will use closing prices and when it will adjust those prices to reflect fair value. As a means of evaluating its fair value process, the fund routinely compares closing market prices, the next day's opening prices in the same markets, and adjusted prices.

Investment Transactions

Investment transactions are accounted for on the trade date.

NOTE 2 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.

Emerging Markets

The fund may invest in securities of companies located in emerging markets. Future economic or political developments could adversely affect the liquidity or value, or both, of such securities.

Securities Lending

The fund lends its securities to approved brokers to earn additional income. It receives as collateral cash and U.S. government securities valued at 102% to 105% of the value of the securities on loan. Cash collateral is invested in a money market pooled account managed by the fund’s lending agent in accordance with investment guidelines approved by fund management. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities, as determined at the close of fund business each day; any additional collateral required due to changes in security values is delivered to the fund the next business day. Although risk is mitigated by the collateral, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities. At January 31, 2006, the value of loaned securities was $90,656,000; aggregate collateral consisted of $94,498,000 in the money market pooled account.

NOTE 3 - FEDERAL INCOME TAXES

At January 31, 2006, the cost of investments for federal income tax purposes was $753,823,000. Net unrealized gain aggregated $192,609,000 at period-end, of which $201,107,000 related to appreciated investments and $8,498,000 related to depreciated investments.

NOTE 4 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the T. Rowe Price Reserve Funds), open-end management investment companies managed by Price Associates and affiliates of the fund. The T. Rowe Price Reserve Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available for direct purchase by members of the public. The T. Rowe Price Reserve Funds pay no investment management fees. During the three months ended January 31, 2006, dividend income from the T. Rowe Price Reserve Funds totaled $100,000, and the value of shares of the T. Rowe Price Reserve Funds held at January 31, 2006 and October 31, 2005 was $1,000 and $18,460,000, respectively.

T. Rowe Price New Asia Fund
Unaudited		January 31, 2006
Portfolio of Investments †	Shares	Value
(Cost and value in $000s)

CHINA 5.3%
Common Stocks 5.3%
China Insurance International (HKD)(1)	14,526,000	5,858
China Netcom (HKD)	3,436,000	5,850
China Resources Enterprise (HKD)	3,574,000	7,625
China Unicom (HKD)	6,240,000	5,569
Comba Telecom Systems (HKD)	9,586,000	3,907
CSMC Technologies (HKD)	56,065,000	3,116
Fu Ji Food and Catering Services (HKD)(2)	1,315,000	2,788
Luen Thai Holdings (HKD)(2)	8,829,000	2,996
Panva Gas (HKD)(1)(2)	11,626,000	6,038
PetroChina (HKD)	24,022,000	23,567
Shanghai Forte Land (HKD)(2)	11,806,000	5,374
tom.com (HKD)(1)(2)	13,604,000	2,836
Weichai Power (HKD)	1,370,000	2,334
ZTE (HKD)(2)	1,788,800	7,158
Total China (Cost $72,059)		85,016

HONG KONG 11.3%
Common Stocks 11.3%
Cheung Kong Holdings (2)	1,367,000	14,718
Chinese Estates Holdings (2)	4,822,000	4,986
Cross Harbour Holdings	5,000,000	3,846
Dah Sing Financial Group (2)	6,984,080	13,575
Esprit Holdings	1,760,001	15,352
Grande Holdings (2)	7,394,000	5,719
Great Eagle Holdings	2,157,000	6,343
Hutchison Telecommunications (1)	1,987,000	3,365
Hutchison Whampoa (2)	2,099,000	21,522
JCG Holdings	4,798,000	5,076
Kingboard Chemical Holdings	1,867,500	6,050
Li & Fung	5,646,000	10,512
Lifestyle	3,921,000	5,844
Link, REIT (1)	5,000,000	9,702
Moulin Global Eyecare (1)	6,276,000	—
Next Media	10,286,000	5,182
NWS Holdings (2)	3,911,000	6,227
Pacific Basin Shipping	17,121,000	7,908
Shun Tak Holdings (2)	7,752,000	8,576
Swire Pacific, Series A	1,981,000	18,486
Techtronic Industries	2,711,000	5,438
YGM Trading	3,018,000	3,680
Total Hong Kong (Cost $145,008)		182,107

INDIA 23.6%
Common Stocks 23.6%
Arvind Mills	3,069,450	6,499
Balaji Telefilms (1)	2,480,923	9,874
Ballarpur Industries	2,609,338	7,477
Bharti Televentures (1)	1,512,000	12,955
CESC	1,840,300	10,671
CESC GDR (USD)(1)(3)	795,000	4,609
Exide Industries	1,730,297	9,444
Financial Technologies	228,493	6,709
Financial Technologies (Bonus shares)	1,239,400	32,751
Gail India	1,192,284	7,918
Gateway Distriparks	241,682	1,239
Gateway Distriparks GDR (USD)(1)(3)	1,143,700	5,863
GlaxoSmithKline Consumer	996,008	13,932
GlaxoSmithKline Phamaceutical	1,087,076	31,643
Great Eastern Shipping	1,626,455	8,707
Gujarat Ambuja Cements	4,420,994	8,898
Gujarat Mineral	510,797	4,926
Himatsingka GDR (USD)(1)(3)	2,695,370	8,582
I-Flex Solutions	484,270	12,590
Igarashi Motors (Lockup shares one year)(1)	425,000	1,749
Igarashi Motors (Lockup shares six months)	600,000	2,469
IL & FS Investsmart (1)	729,595	3,518
IL & FS Investsmart GDR (USD) (1)(3)	1,064,800	5,133
Infosys Technologies	322,700	21,175
Mahanagar Telephone Nigam	2,318,715	7,488
Mahindra Gesco Developers (1)	1,270,100	11,236
Mid-day (1)	1,460,000	2,806
Moser-Baer India	2,392,210	11,354
NTPC Limited	4,288,600	11,226
Oil & Natural Gas	340,854	9,597
Petronet LNG (1)	9,004,800	13,260
Power Trading	3,619,900	5,088
PVR (1)(5)	55,643	356
PVR (Lock up shares) (1)(5)	1,000,000	5,752
Saregama India (1)	4,229	32
SREI Infrastructure Finance	4,375,000	6,532
Suzlon Energy (1)	1,020,800	24,133
Tele Data Informatics	3,000,000	1,692
Television Eighteen India (5)	1,261,492	12,625
Videsh Sanchar Nigam	2,053,114	17,884
Total India (Cost $232,147)		380,392

INDONESIA 0.6%
Common Stocks 0.6%
Indosat	15,489,500	9,583
Total Indonesia (Cost $6,584)		9,583

MALAYSIA 5.6%
Common Stocks 5.6%
Airasia (1)	19,350,900	8,771
Astro All Asia (Ordinary shares)	6,371,200	8,358
Bursa Malaysia	8,699,700	9,186
CIMB Berhad	7,849,777	13,312
Hwang-DBS (Malaysia)	6,000,000	2,112
IJM	5,603,600	6,693
IJM, Warrants, 7/10/10 (1)	720,720	69
KLCC Property Holding	10,495,300	5,821
Lion Diversified	4,093,400	3,885
Malaysia International Shipping	2,830,600	7,434
PLUS Expressways	8,400,000	6,764
Pos Malaysia & Services	5,791,600	6,887
Redtone	10,931,900	2,609
Symphony House	12,124,900	1,002
Transmile Group	2,181,700	6,690
Total Malaysia (Cost $80,008)		89,593

SINGAPORE 10.5%
Common Stocks 10.5%
Ascendas, REIT	12,336,315	16,577
Capitamall Trust, REIT	7,599,150	11,242
Chartered Semiconductor (1)	9,420,000	8,129
GES International	12,700,000	7,907
Goodpack	6,792,000	7,829
Goodpack, Warrants, 2/14/07 (1)	849,000	392
Mapletree Logistics Trust, REIT	22,848,000	14,929
Mobileone	5,781,000	7,840
Olam International	13,040,000	12,057
Raffles Holdings	9,765,000	3,943
Singapore Exchange	4,298,000	8,372
Singapore Land	1,571,000	5,810
Singapore Post	14,465,000	10,432
Singapore Technologies	3,311,000	6,102
Singapore Telecommunications	11,732,000	18,368
Starhub	13,636,000	18,240
Venture	902,000	7,450
Yellow Pages	4,723,000	4,076
Total Singapore (Cost $132,754)		169,695

SOUTH KOREA 25.5%
Common Stocks 22.0%
Amorepacific	43,020	15,373
Cheil Communications	15,209	3,462
CJ Home Shopping	20,210	2,876
Daelim Industrial (1)	99,550	8,297
Handsome (1)	626,370	11,257
Hyundai Motor	86,830	7,888
KKC	76,640	16,887
Kookmin Bank	521,736	41,636
Kookmin Bank ADR (USD)(1)	68,800	5,486
LG Electronics	170,560	14,837
LG Household & Health Care	147,870	9,551
LG International (1)	455,760	10,778
LG Philips LCD (1)	236,430	10,825
LG Philips LCD ADR (USD) (1)(2)	263,100	6,012
Lotte Chilsung Beverage (1)	10,310	11,278
Lotte Shopping GDR (USD)(1)(3)	91,310	1,822
Ncsoft (1)	102,240	8,415
S-Oil	26,870	1,920
S1	129,040	5,357
Samsung Electronics	137,722	106,175
Shinhan Financial (1)	330,700	14,143
Shinsegae	34,730	18,453
Woori Finance Holdings (1)(2)	1,103,140	21,836
		354,564
Preferred Stocks 3.5%
Hyundai Motor	439,610	25,052
LG Electronics	79,790	4,447
Samsung Electronics	45,860	27,042
		56,541

Total South Korea (Cost $197,869)		411,105

SRI LANKA 0.6%
Common Stocks 0.6%
Dialog Telekom (1)	50,522,500	9,400
Total Sri Lanka (Cost $9,885)		9,400

TAIWAN 9.5%
Common Stocks 9.5%
Acer	3,243,340	7,403
Advantech	3,455,811	9,887
Basso Industry	2,314,686	5,407
Delta Electronics	4,636,000	9,654
E.Sun Financial Holding	2,047,000	1,344
Far Eastern Textile	12,286,219	8,452
Far Eastone Telecomm	3,429,303	4,027
Formosa International Hotel (1)	3,871,000	7,686
High Tech Computer	464,000	9,851
Hon Hai Precision Industry	4,217,629	28,354
Ritek (1)	26,728,000	9,235
Taiwan Semiconductor	11,615,000	23,062
Test Rite	12,114,723	8,694
Uni-President Enterprises	15,005,000	8,445
Via Technologies (1)	7,168,871	4,237
Zyxel Communications	5,062,740	7,805
Total Taiwan (Cost $135,071)		153,543

THAILAND 3.3%
Common Stocks 3.3%
C.P. 7-Eleven	49,794,000	8,703
Kasikornbank NVDR, GDR	5,378,500	9,332
Land & Houses Pub NVDR	24,220,900	5,945
Major Cineplex	2,143,000	821
Major Cineplex Group NVDR, GDR	9,473,100	3,628
Minor International	42,673,200	7,349
PTT Exploration & Production	533,900	7,850
Ratchaburi Electricity Generating Holding	4,186,300	4,385
True Corp., Rights, 4/3/08 (1)	1,597,894	—
United Broadcasting (1)	345,700	235
United Broadcasting NVDR (1)	7,120,600	4,850
Total Thailand (Cost $38,135)		53,098

SHORT-TERM INVESTMENTS 3.9%
Money Market Funds 3.9%
T. Rowe Price Reserve Investment Fund, 4.45% (4)(5)	62,899,045	62,899
Total Short-Term Investments (Cost $62,899)		62,899

SECURITIES LENDING COLLATERAL 2.6%
Money Market Pooled Account 2.6%
Investment in money market pooled account managed by JP
Morgan Chase Bank, London, 4.407% (4)	41,434,701	41,435
Total Securities Lending Collateral (Cost $41,435)		41,435

Total Investments in Securities
102.3% of Net Assets (Cost $1,153,854)		$1,647,866

†	Denominated in the currency of the country of incorporation unless otherwise noted
(1)	Non-income producing
(2)	All or a portion of this security is on loan at January 31, 2006 - see Note 2
(3)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers -- total value of such securities at period end amounts to
$26,009 and represents 1.6% of net assets.
(4)	Seven-day yield
ADR	American Depository Receipts
GDR	Global Depository Receipts
HKD	Hong Kong Dollar
NVDR	Non Voting Depository Receipt
REIT	Real Estate Investment Trust
USD	U.S. Dollar

(5) Affiliated Companies
($ 000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

	Purchase	Sales	Investment	Value
Affiliate	Cost	Cost	Income ‡	1/31/06	10/31/05
PVR	$ 278	$ -	$ -	$ 356	$ -
PVR (Lock up shares)	-	-	-	5,752	5,098
Television Eighteen
India	-	-	-	12,625	10,173
T. Rowe Price Reserve
Investment Fund,
4.45%	¤	¤	331	$ 62,899	$ 27,341
Totals			$ 331	$ 81,632	$ 42,612

¤	Purchase and sale information not shown for cash management funds.
‡	Includes dividend income of $331 and no interest income

The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price New Asia Fund
Unaudited	January 31, 2006
Notes To Portfolio of Investments

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price International Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The New Asia Fund (the fund), a nondiversified, open-end management investment company, is one portfolio established by the corporation. The fund seeks long-term growth of capital through investments in companies located (or with primary operations) in Asia (excluding Japan).

The accompanying portfolio of investments was prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management. Fund management believes that estimates and security valuations are appropriate; however actual results may differ from those estimates, and the security valuations reflected in the portfolio of investments may differ from the value the fund receives upon sale of the securities.

Valuation

The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Equity securities listed or regularly traded on a securities exchange or in the over-the-counter market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices for domestic securities and the last quoted sale price for international securities.

Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation.

Other investments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund’s Board of Directors.

Most foreign markets close before the close of trading on the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, which in turn will affect the fund's share price, the fund will adjust the previous closing prices to reflect the fair value of the securities as of the close of the NYSE, as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors. A fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. In deciding whether to make fair value adjustments, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U. S. markets that represent foreign securities and baskets of foreign securities. The fund uses outside pricing services to provide it with closing market prices and information used for adjusting those prices. The fund cannot predict when and how often it will use closing prices and when it will adjust those prices to reflect fair value. As a means of evaluating its fair value process, the fund routinely compares closing market prices, the next day's opening prices in the same markets, and adjusted prices.

Investment Transactions

Investment transactions are accounted for on the trade date.

NOTE 2 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.

Emerging Markets

The fund may invest in securities of companies located in emerging markets or denominated in or linked to the currencies of emerging market countries. Future economic or political developments could adversely affect the liquidity or value, or both, of such securities.

Restricted Securities

The fund may invest in securities that are subject to legal or contractual restrictions on resale. Although certain of these securities may be readily sold, for example, under Rule 144A, others may be illiquid, and their sale may involve substantial delays and additional costs, and prompt sale at an acceptable price may be difficult.

Securities Lending

The fund lends its securities to approved brokers to earn additional income. It receives as collateral cash and U.S. government securities valued at 102% to 105% of the value of the securities on loan. Cash collateral is invested in a money market pooled account managed by the fund’s lending agent in accordance with investment guidelines approved by fund management. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities, as determined at the close of fund business each day; any additional collateral required due to changes in security values is delivered to the fund the next business day. Although risk is mitigated by the collateral, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities. At January 31, 2006, the value of loaned securities was $39,904,000; aggregate collateral consisted of $41,435,000 in the money market pooled account and U.S. government securities valued at $1,030,000.

NOTE 3 - FEDERAL INCOME TAXES

At January 31, 2006, the cost of investments for federal income tax purposes was $1,153,854,000. Net unrealized gain aggregated $494,186,000 at period-end, of which $527,614,000 related to appreciated investments and $33,428,000 related to depreciated investments.

NOTE 4 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the T. Rowe Price Reserve Funds), open-end management investment companies managed by Price Associates and affiliates of the fund. The T. Rowe Price Reserve Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available for direct purchase by members of the public. The T. Rowe Price Reserve Funds pay no investment management fees.

T. Rowe Price Japan Fund
Unaudited		January 31, 2006
Portfolio of Investments †	Shares	Value
(Cost and value in $000s)

JAPAN 93.8%

COMMON STOCKS 93.8%

Consumer Discretionary 22.7%
Culture Convenience (1)	96,500	3,360
Don Quijote (1)	68,400	5,712
Edion	309,300	7,370
Gentosha	295	2,675
Honda	99,900	5,692
Japan General Estate	148,200	2,789
Kyoritsu Maintenance	71,400	3,299
Misawa Homes (2)	99,900	5,735
NGK Spark Plug (1)	298,000	7,470
NHK Spring (1)	575,000	7,256
Nikon	362,000	6,225
Nissen (1)	166,300	2,533
Nitori (1)	45,150	4,809
Point (1)	97,900	7,915
Rakuten	6,925	5,925
Round One (1)	1,218	5,585
Sanrio (2)	346,400	6,890
Sumitomo Rubber Industries	452,000	6,187
Take & Give Needs (2)	3,577	6,335
Toyota Motor	572,000	29,754
United Arrows (1)	86,200	5,096
Total Consumer Discretionary		138,612

Consumer Staples 2.9%
Japan Tobacco	611	9,498
Seven & I Holdings (2)	197,301	8,373
Total Consumer Staples		17,871

Energy 2.6%
INPEX	653	6,694
Nippon Mining	1,125,501	9,273
Total Energy		15,967

Financials 21.5%
Bank of Kyoto	438,000	5,250
Hoosiers	821	3,793
K. K. DaVinci Advisors (1)(2)	739	5,298
Leopalace21	201,500	7,361
Mitsubishi UFJ Financial	1,590	22,989
Mitsui Trust Holdings	414,000	6,138
Mizuho Financial Group	1,462	12,008
Monex Beans	4,098	5,925
ORIX	39,740	10,319
SBI Holdings (1)	12,674	8,024
Shinsei Bank	1,150,000	7,694
Sumitomo Mitsui Financial	2,001	23,453
Sumitomo Trust & Banking	616,000	6,804
Tokyu Land	596,000	5,808
Total Financials		130,864

Health Care 4.9%
Astellas Pharma	184,500	7,655
Nihon Kohden	226,800	4,210
Terumo (1)	217,200	6,225
Topcon (1)	156,000	5,419
Tsumura & Company (1)	218,000	6,323
Total Health Care		29,832

Industrials & Business Services 17.7%
Aeon Mall	130,000	6,328
Asahi Glass (1)	511,000	7,415
Asahi Pretec	164,600	4,915
BSL	1,711,000	3,396
Chiyoda (1)	246,000	6,356
En-Japan	1,164	7,170
ITOCHU	837,000	7,132
J Bridge (1)(2)	254,500	2,841
Japan Steel Works	968,000	5,656
Keihin Electric Express Railway (1)	862,000	6,667
Komatsu	426,000	7,891
Mitsubishi	193,200	4,529
Mitsubishi Electric	725,000	5,924
Nissha Printing	164,000	5,304
Ryobi	547,000	3,982
Takeuchi	8,200	650
Toshiba Machine	369,000	3,719
Toyo Engineering (2)	788,000	5,454
Toyota Tsusho	270,000	6,479
USHIO (1)	238,100	6,101
Total Industrials & Business Services		107,909

Information Technology 8.8%
Axell	766	3,178
Canon	167,200	10,128
HOYA	186,400	7,495
Ibiden	113,600	6,395
Keyence	19,200	5,298
Nidec (1)	88,000	8,093
Nidec Sankyo (1)	308,000	6,179
SUMCO	121,800	6,607
Total Information Technology		53,373

Materials 11.9%
Asahi Denka Kogyo	355,000	6,272
Asahi Kasei	965,000	6,597
Dowa Mining (1)	534,000	6,282
Mitsubishi Gas Chemical	630,000	7,249
Mitsui Mining & Smelting	870,000	6,907
Nihon Parkerizing	205,000	3,587
Nisshin Steel	1,065,000	3,636
Nitto Denko	54,700	4,647
Shin-Etsu Chemical	174,600	9,963
Shin-Etsu Polymer	369,500	5,636
Sumitomo Metal Industries	1,788,000	7,281
Teijin	657,000	4,497
Total Materials		72,554

Telecommunication Services 0.8%
Okinawa Cellular Telephone	1,747	4,481
Total Telecommunication Services		4,481

Total Japan (Cost $471,996)		571,463

SHORT-TERM INVESTMENTS 6.3%
Money Market Funds 6.3%
T. Rowe Price Reserve Investment Fund, 4.45% (3)(4)	38,449,967	38,450
Total Short-Term Investments (Cost $38,450)		38,450

SECURITIES LENDING COLLATERAL 11.2%
Money Market Pooled Account 11.2%
Investment in money market pooled account managed by JP
Morgan Chase Bank, London, 4.407% (3)	68,401,618	68,402
Total Securities Lending Collateral (Cost $68,402)		68,402

Total Investments in Securities
111.3% of Net Assets (Cost $578,848)		$678,315

†	Denominated in the currency of the country of incorporation unless otherwise noted
(1)	All or a portion of this security is on loan at January 31, 2006 - see Note 2
(2)	Non-income producing
(3)	Seven-day yield
(4)	Affiliated company – see Note 4

The accompanying notes are an integral part of this Portfolio of Investments

T. Rowe Price Japan Fund
Unaudited	January 31, 2006
Notes To Portfolio of Investments

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price International Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The Japan Fund (the fund), a diversified, open-end management investment company, is one portfolio established by the corporation. The fund seeks long-term growth of capital through investments in the common stocks of companies located (or with primary operations) in Japan.

The accompanying portfolio of investments was prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management. Fund management believes that estimates and security valuations are appropriate; however actual results may differ from those estimates, and the security valuations reflected in the portfolio of investments may differ from the value the fund receives upon sale of the securities.

Valuation

The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that both the NYSE and the Tokyo Stock Exchange are open for business. Equity securities listed or regularly traded on a securities exchange or in the over-the-counter market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices for domestic securities and the last quoted sale price for international securities.

Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation.

Other investments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund’s Board of Directors.

Most foreign markets close before the close of trading on the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, which in turn will affect the fund's share price, the fund will adjust the previous closing prices to reflect the fair value of the securities as of the close of the NYSE, as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors. A fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. In deciding whether to make fair value adjustments, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U. S. markets that represent foreign securities and baskets of foreign securities. The fund uses outside pricing services to provide it with closing market prices and information used for adjusting those prices. The fund cannot predict when and how often it will use closing prices and when it will adjust those prices to reflect fair value. As a means of evaluating its fair value process, the fund routinely compares closing market prices, the next day's opening prices in the same markets, and adjusted prices.

Investment Transactions

Investment transactions are accounted for on the trade date.

NOTE 2 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.

Securities Lending

The fund lends its securities to approved brokers to earn additional income. It receives as collateral cash and U.S. government securities valued at 102% to 105% of the value of the securities on loan. Cash collateral is invested in a money market pooled account managed by the fund’s lending agent in accordance with investment guidelines approved by fund management. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities, as determined at the close of fund business each day; any additional collateral required due to changes in security values is delivered to the fund the next business day. Although risk is mitigated by the collateral, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities. At January 31, 2006, the value of loaned securities was $65,340,000; aggregate collateral consisted of $68,402,000 in the money market pooled account.

NOTE 3 - FEDERAL INCOME TAXES

At January 31, 2006, the cost of investments for federal income tax purposes was $578,848,000. Net unrealized gain aggregated $99,503,000 at period-end, of which $102,234,000 related to appreciated investments and $2,731,000 related to depreciated investments.

NOTE 4 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the T. Rowe Price Reserve Funds), open-end management investment companies managed by Price Associates and affiliates of the fund. The T. Rowe Price Reserve Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available for direct purchase by members of the public. The T. Rowe Price Reserve Funds pay no investment management fees. During the three months ended January 31, 2006, dividend income from the T. Rowe Price Reserve Funds totaled $354,000, and the value of shares of the T. Rowe Price Reserve Funds held at January 31, 2006 and October 31, 2005 was $38,450,000 and $26,196,000, respectively.

T. Rowe Price International Growth and Income Fund
Unaudited		January 31, 2006
Portfolio of Investments †	Shares	Value
(Cost and value in $000s)

AUSTRALIA 7.0%
Common Stocks 7.0%
Alinta (1)	362,103	2,974
Australia & New Zealand Banking (1)	804,586	15,166
Babcock & Brown (1)	443,340	6,091
BlueScope Steel (1)	718,806	4,261
Coles Myer	628,968	4,976
Downer EDI	1,318,984	7,379
Goodman Fielder (2)	1,153,600	2,017
Insurance Australia (1)	2,445,723	10,312
Macquarie Bank (1)	152,510	7,895
Macquarie Infrastructure Group, Equity Units	1,197,399	3,200
Macquarie Office Trust, Equity Units	3,559,165	3,476
Mirvac Group	486,749	1,496
Nufarm (1)	381,110	3,188
Oil Search	1,392,365	4,047
Pacific Brands	1,992,522	3,318
Publishing & Broadcasting	244,385	3,067
Qantas Airways	530,665	1,659
QBE Insurance (1)	466,554	6,834
Sims Group (1)	244,800	2,965
Westpac Bank	479,194	8,441
Total Australia (Cost $83,392)		102,762

AUSTRIA 0.5%
Common Stocks 0.5%
Unicredito Italiano (2)	1,114,524	7,960
Total Austria (Cost $6,925)		7,960

BELGIUM 1.3%
Common Stocks 1.3%
Fortis	152,626	5,336
KBC	53,543	5,380
UCB	79,432	3,924
Union Miniere	37,809	4,978
Total Belgium (Cost $15,264)		19,618

BRAZIL 0.5%
Common Stocks 0.5%
Petroleo Brasileiro (Petrobras) ADR (USD)	81,900	7,060
Total Brazil (Cost $2,505)		7,060

CHILE 0.2%
Common Stocks 0.2%
Compania Cervecerias Unidas ADR (USD)	94,100	2,357
Total Chile (Cost $2,419)		2,357

CHINA 1.2%
Common Stocks 1.2%
China Overseas Land & Investment (HKD)	12,100,000	6,303
China Petroleum (HKD)	13,296,000	8,111
China Shenhua Energy (HKD) (1)(2)	1,936,000	2,586
China Unicom (HKD)	1,134,000	1,012
Total China (Cost $11,666)		18,012

EUROPE/FAR EAST 0.2%
Common Stocks 0.2%
iShares MSCI EAFE Index Fund (USD)	48,000	3,020
Total Europe/Far East (Cost $3,020)		3,020

FINLAND 2.2%
Common Stocks 2.2%
Cargotec (2)	153,820	5,866
Kesko	200,440	5,946
Nokia (1)	857,813	15,695
Nokia ADR (USD)	29,000	533
TietoEnator	86,680	3,372
Total Finland (Cost $26,081)		31,412

FRANCE 7.0%
Common Stocks 7.0%
AXA	479,323	16,258
BNP Paribas	163,558	14,594
Bouygues (1)	167,336	9,179
CNP Assurances (1)	56,404	4,903
Compagnie de Saint-Gobain (1)	53,014	3,477
PPR (1)	20,110	2,347
Publicis (1)	188,369	7,106
Sanofi-Aventis (1)	214,284	19,655
Societe Generale	101,419	13,402
Total (1)	25,335	6,998
Vivendi Universal	163,279	5,117
Total France (Cost $80,008)		103,036

GERMANY 5.2%
Common Stocks 4.5%
Altana AG	62,599	3,499
BASF	129,604	10,219
Bayerische Motoren Werke	195,797	8,862
Celesio	37,347	3,498
E.ON AG	153,838	17,193
Hypo Real Estate Holding	146,797	9,584
METRO	122,192	6,209
Munich Re	54,622	7,419
		66,483
Preferred Stocks 0.7%
Fresenius	25,508	3,986
Hugo Boss	151,534	6,192
		10,178

Total Germany (Cost $58,282)		76,661

HONG KONG 1.5%
Common Stocks 1.5%
Esprit Holdings	335,500	2,927
Hang Lung Group	1,566,000	3,521
Hong Kong Electric	639,000	3,069
Hutchison Whampoa	1,025,800	10,518
Wheelock	1,074,000	1,952
Total Hong Kong (Cost $16,733)		21,987

IRELAND 1.9%
Common Stocks 1.9%
Allied Irish Banks	378,634	8,515
Bank of Ireland	677,738	11,634
DCC	329,422	7,469
Total Ireland (Cost $24,991)		27,618

ITALY 3.5%
Common Stocks 3.5%
Banca Italease (2)	242,210	8,354
Eni S.p.A.	474,373	14,348
Milano Assicurazioni	684,725	5,094
Safilo (1)(2)	920,608	5,148
Saipem (1)	308,979	6,157
UniCredito Italiano (1)	1,426,403	10,188
Unipol (1)	550,506	1,713
Total Italy (Cost $38,909)		51,002

JAPAN 22.5%
Common Stocks 22.5%
Alpine Electronics	236,700	3,228
Aoyama Trading	110,500	3,678
Asahi Breweries (1)	249,700	3,145
Astellas Pharma	197,500	8,195
Bank of Fukuoka (1)	624,000	5,387
Canon	200,800	12,163
Daiichi Sankyo (1)(2)	177,600	3,692
Denki Kagaku Kogyo	543,000	2,485
Ebara (1)	1,069,000	6,164
Goldcrest Company (1)	43,500	3,833
Hamamatsu Photonics (1)	157,500	4,635
Hino Motors (1)	827,000	5,575
Honda	184,300	10,501
Kaneka	276,000	3,646
KDDI	1,100	5,835
Kirin Brewery (1)	327,000	4,096
Kobayashi Pharmaceutical	58,700	2,084
Koito Manufacturing (1)	519,000	7,429
Marui	334,000	6,158
Mitsubishi (1)	589,500	13,819
Mitsubishi UFJ Financial	796	11,509
Mitsui Chemicals (1)	673,000	5,107
Mitsui Sumitomo Insurance	464,000	5,716
Nippon Mining	954,000	7,860
Nippon Yusen (1)	1,645,000	12,202
Promise (1)	74,450	4,331
Ricoh Leasing (1)	176,000	4,924
Shimadzu	636,000	4,451
Sony (1)	229,200	11,177
Sony ADR (USD)	1,500	73
Sumitomo	1,095,000	15,036
Sumitomo Bakelite (1)	277,000	2,517
Sumitomo Trust & Banking	1,871,000	20,665
Takeda Chemical Industries	252,000	14,316
TDK	50,900	3,697
TEPCO	361,500	9,124
Terumo (1)	145,000	4,156
The Bank of Yokohama	832,000	6,762
Tokyo Electron	117,200	9,014
Toppan Forms (1)	214,100	3,447
Toshiba (1)	1,861,000	11,957
Toyota Motor	567,400	29,514
Trans Cosmos (1)	80,200	5,476
Yamaha (1)	195,800	3,443
Yamato Transport (1)	132,000	2,287
York-Benimaru	121,200	4,365
Total Japan (Cost $258,609)		328,874

MEXICO 1.2%
Common Stocks 1.2%
America Movil ADR, Series L (USD)	146,600	4,945
Cemex	584,150	3,846
Grupo Financiero Banorte	1,959,544	4,672
Organizacion Soriana, Series B (2)	354,900	1,651
Wal-Mart de Mexico, Series V	441,600	2,573
Total Mexico (Cost $9,043)		17,687

NETHERLANDS 2.9%
Common Stocks 2.9%
ABN AMRO	362,406	10,067
Akzo Nobel	50,552	2,448
ING Groep GDS	386,204	13,790
Koninklijke DSM	193,271	8,651
Koninklijke Wessanen GDS (1)	168,827	2,650
Philips Electronics	119,627	4,040
Total Netherlands (Cost $32,221)		41,646

NORWAY 2.9%
Common Stocks 2.9%
Aktiv Kapital	349,800	5,413
Statoil ASA (1)	720,893	19,820
Telenor ASA	1,388,200	13,922
Yara International	252,988	3,744
Total Norway (Cost $32,189)		42,899

SINGAPORE 1.9%
Common Stocks 1.9%
Creative Technology	91,750	758
GES International	5,705,000	3,552
Sembcorp	4,016,360	7,328
Singapore Press	687,250	1,822
Starhub	4,176,000	5,586
United Overseas Bank	958,336	8,565
Total Singapore (Cost $22,018)		27,611

SOUTH KOREA 0.0%
Common Stocks 0.0%
Lotte Shopping GDR (USD) (2)(3)	25,000	499
Total South Korea (Cost $517)		499

SPAIN 3.0%
Common Stocks 3.0%
Acciona (1)	95,201	11,898
Banco Santander Central Hispano (1)	998,043	14,366
Gestevision Telecino (1)	241,688	5,964
Indra Sistemas	134,516	2,602
Telefonica	598,992	9,146
Total Spain (Cost $35,809)		43,976

SWEDEN 4.7%
Common Stocks 4.7%
Autoliv GDR (1)	189,300	9,300
Foreningssparbanken (1)	239,460	6,819
NORDEA	1,191,161	12,809
Peab	326,397	4,336
S-E-Banken	267,180	5,957
SKF, Series B	270,860	3,795
SSAB Svenskt Stal, Series A	285,726	12,384
Svenska Handelsbanken, Series A	321,534	7,909
TeliaSonera	978,000	5,558
Total Sweden (Cost $51,322)		68,867

SWITZERLAND 6.1%
Common Stocks 6.1%
Credit Suisse Group	209,437	12,230
EFG International (2)	161,400	4,292
Holcim	54,196	4,102
Nestle	53,136	15,587
Novartis	370,976	20,371
UBS	251,268	27,320
UBS (Registered shares) (USD)	316	34
Vontobel Holding	128,745	4,633
Total Switzerland (Cost $75,693)		88,569

TAIWAN 0.3%
Common Stocks 0.3%
Acer	1,609,000	3,673
Total Taiwan (Cost $3,477)		3,673

THAILAND 0.1%
Common Stocks 0.1%
Precious Shipping NVDR	2,403,600	1,668
Total Thailand (Cost $2,944)		1,668

UNITED KINGDOM 21.0%
Common Stocks 21.0%
Aegis Group	1,463,660	3,312
Alliance & Leicester	105,838	1,893
Alliance UniChem	317,469	4,766
Anglo American	430,306	16,562
Associated British Foods	323,901	4,762
Aviva	884,322	11,353
Barclays	1,186,147	12,703
Barclays ADR (USD)	259,200	11,076
BP ADR (USD)	395,200	28,577
Bradford Bingley	702,554	5,198
Centrica	1,064,249	5,059
Close Brothers Group	213,659	3,706
Corus Group	5,092,623	6,329
Diageo	499,209	7,441
DS Smith	660,721	2,155
DSG International	1,855,140	5,801
Friends Provident	2,209,537	7,914
GKN	770,587	4,078
GlaxoSmithKline ADR (USD)	429,900	22,028
HBOS	719,739	12,678
HSBC	550,701	9,165
Mitchells & Butlers	752,727	5,459
Persimmon	170,425	3,817
Pilkington	1,938,135	5,388
RHM	694,496	3,372
Rolls-Royce (2)	1,201,625	9,293
Royal Bank of Scotland	938,149	29,087
Royal Dutch Shell ADR, Class B (USD)	425,329	30,539
Tesco	855,447	4,847
United Utilities (1)	307,195	3,706
Vodafone ADR (USD)	786,300	16,599
WPP Group	689,379	7,665
Total United Kingdom (Cost $264,589)		306,328

SHORT-TERM INVESTMENTS 1.1%
Money Market Funds 1.1%
T. Rowe Price Reserve Investment Fund, 4.45% (4)(5)	15,907,822	15,908
Total Short-Term Investments (Cost $15,908)		15,908

SECURITIES LENDING COLLATERAL 12.5%
Money Market Pooled Account 12.5%
Investment in money market pooled account managed by JP
Morgan Chase Bank, London, 4.407% (4)	183,144,441	183,144
Total Securities Lending Collateral (Cost $183,144)	183,144

Total Investments in Securities
112.4% of Net Assets (Cost $1,357,678)	$1,643,854

†	Denominated in the currency of the country of incorporation unless otherwise noted
(1)	All or a portion of this security is on loan at January 31, 2006 - see Note 2
(2)	Non-income producing
(3)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers -- total value of such securities at period end amounts to $499 and represents 0.0% of net assets.
(4)	Seven-day yield
(5)	Affiliated company - see Note 4
ADR	American Depository Receipts
GDR	Global Depository Receipts
GDS	Global Depository Shares
HKD	Hong Kong Dollar
NVDR	Non Voting Depository Receipt
USD	U.S. Dollar

The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price International Growth & Income Fund
Unaudited	January 31, 2006
Notes To Portfolio of Investments

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price International Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The International Growth & Income Fund (the fund), a diversified, open-end management investment company, is one portfolio established by the corporation. The fund seeks long-term growth of capital and reasonable income through investments primarily in the common stocks of well-established, dividend-paying non-U.S. companies.

The accompanying portfolio of investments was prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management. Fund management believes that estimates and security valuations are appropriate; however actual results may differ from those estimates, and the security valuations reflected in the portfolio of investments may differ from the value the fund receives upon sale of the securities.

Valuation

The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Equity securities listed or regularly traded on a securities exchange or in the over-the-counter market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices for domestic securities and the last quoted sale price for international securities.

Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation.

Other investments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund’s Board of Directors.

Most foreign markets close before the close of trading on the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, which in turn will affect the fund's share price, the fund will adjust the previous closing prices to reflect the fair value of the securities as of the close of the NYSE, as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors. A fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. In deciding whether to make fair value adjustments, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U. S. markets that represent foreign securities and baskets of foreign securities. The fund uses outside pricing services to provide it with closing market prices and information used for adjusting those prices. The fund cannot predict when and how often it will use closing prices and when it will adjust those prices to reflect fair value. As a means of evaluating its fair value process, the fund routinely compares closing market prices, the next day's opening prices in the same markets, and adjusted prices.

Investment Transactions

Investment transactions are accounted for on the trade date.

NOTE 2 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.

Restricted Securities

The fund may invest in securities that are subject to legal or contractual restrictions on resale. Although certain of these securities may be readily sold, for example, under Rule 144A, others may be illiquid, and their sale may involve substantial delays and additional costs, and prompt sale at an acceptable price may be difficult.

Securities Lending

The fund lends its securities to approved brokers to earn additional income. It receives as collateral cash and U.S. government securities valued at 102% to 105% of the value of the securities on loan. Cash collateral is invested in a money market pooled account managed by the fund’s lending agent in accordance with investment guidelines approved by fund management. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities, as determined at the close of fund business each day; any additional collateral required due to changes in security values is delivered to the fund the next business day. Although risk is mitigated by the collateral, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities. At January 31, 2006, the value of loaned securities was $175,568,000; aggregate collateral consisted of $183,144,000 in the money market pooled account.

NOTE 3 - FEDERAL INCOME TAXES

At January 31, 2006, the cost of investments for federal income tax purposes was $1,357,678,000. Net unrealized gain aggregated $286,182,000 at period-end, of which $293,885,000 related to appreciated investments and $7,703,000 related to depreciated investments.

NOTE 4 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the T. Rowe Price Reserve Funds), open-end management investment companies managed by Price Associates and affiliates of the fund. The T. Rowe Price Reserve Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available for direct purchase by members of the public. The T. Rowe Price Reserve Funds pay no investment management fees. During the three months ended January 31, 2006, dividend income from the T. Rowe Price Reserve Funds totaled $174,000, and the value of shares of the T. Rowe Price Reserve Funds held at January 31, 2006 and October 31, 2005 was $15,908,000 and $6,979,000, respectively.

T. Rowe Price Latin America Fund
Unaudited		January 31, 2006
Portfolio of Investments †	Shares	Value
(Cost and value in $000s)

ARGENTINA 3.0%
Common Stocks 3.0%
Tenaris ADR (USD) (1)	276,800	44,966
Total Argentina (Cost $17,732)		44,966

BRAZIL 59.1%
Common Stocks 42.0%
Arcelor Brasil	1,101,384	16,570
Banco do Brasil	700,600	16,976
Companhia de Bebidas ADR (USD) (1)	238,324	9,762
Companhia Siderurgica Nacional	557,308	16,389
Companhia Vale do Rio Doce ADR
(1 ADR represents 1 common share) (USD) (1)	1,323,300	67,845
Companhia Vale do Rio Doce ADR
(1 ADR represents 1 preference 'A' share) (USD) (1)	1,664,600	73,875
CPFL Energia	1,882,900	26,625
EDP - Energias do Brasil	2,319,100	35,143
Gol-Linhas Aereas Inteligentes ADR (USD) (1)	788,400	23,802
Lojas Renner	703,700	29,931
Natura Cosmeticos	463,300	24,423
Petroleo Brasileiro (Petrobras) ADR
(1 ADR represents 1 common share) (USD) (1)	1,391,600	131,506
Petroleo Brasileiro (Petrobras) ADR
(1 ADR represents 1 preference share) (USD) (1)	1,447,600	124,783
Tele Norte Leste	1,067,066	24,765
Tele Norte Leste ADR (USD) (1)	695,200	12,347
		634,742
Preferred Stocks 17.1%
Banco Bradesco	1,814,100	71,415
Banco Itau Holdings Financiera	2,687,700	81,725
Caemi Mineracao e Metalurgica	14,155,000	25,428
Marcopolo	1,737,600	4,639
Perdigao	643,900	28,262
Tam (2)	1,334,200	31,997
Weg	4,135,300	15,624
		259,090

Total Brazil (Cost $504,281)		893,832

CHILE 2.2%
Common Stocks 2.2%
Banco Santander ADR (USD)	219,366	10,935
Empresa Nacional de Electricidad ADR (USD) (1)	185,800	5,884
Lan Airlines ADR (USD) (1)	153,300	5,795
Ripley (2)	2,535,183	2,240
Vina Concha Y Toro ADR (USD) (1)	274,100	7,870
Total Chile (Cost $24,345)		32,724

COLOMBIA 0.8%
Common Stocks 0.8%
Bancolombia ADR (USD)	377,600	12,298
Total Colombia (Cost $8,295)		12,298

MEXICO 29.4%
Common Stocks 29.4%
America Movil ADR, Series L (USD)	4,234,900	142,843
Cemex	682,196	4,492
Cemex ADR (USD) (2)	826,200	54,513
GEO, Series B (2)	5,449,000	18,756
Grupo Aeroportuario del Sureste ADR (USD) (1)	256,600	8,006
Grupo Financiero Banorte	17,272,900	41,180
Grupo Modelo, Series C (1)	3,275,000	12,104
Grupo Televisa ADR (USD)	628,800	52,536
Organizacion Soriana, Series B (1)(2)	3,041,800	14,154
Urbi Desarrollos Urbanos (2)	5,073,300	37,378
Wal-Mart de Mexico, Series V	9,994,600	58,230
Total Mexico (Cost $291,598)		444,192

SHORT-TERM INVESTMENTS 5.2%
Money Market Funds 5.2%
T. Rowe Price Reserve Investment Fund, 4.45% (3)(4)	78,619,636	78,620
Total Short-Term Investments (Cost $78,620)		78,620

SECURITIES LENDING COLLATERAL 7.3%
Money Market Pooled Account 7.3%
Investment in money market pooled account managed by JP
Morgan Chase Bank, London, 4.407% (3)	110,148,860	110,149
Total Securities Lending Collateral (Cost $110,149)		110,149

Total Investments in Securities
107.0% of Net Assets (Cost $1,035,020)		$1,616,781

†	Denominated in the currency of the country of incorporation unless otherwise noted
(1)	All or a portion of this security is on loan at January 31, 2006 – see Note 2
(2)	Non-income producing
(3)	Seven-day yield
(4)	Affiliated company – see Note 4
ADR	American Depository Receipts
USD	U.S. Dollar

The accompanying notes are an integral part of this portfolio of investments

T. Rowe Price Latin America Fund
Unaudited	January 31, 2006
Notes To Portfolio of Investments

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price International Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The Latin America Fund (the fund), a nondiversified, open-end management investment company, is one portfolio established by the corporation. The fund seeks long-term growth of capital through investments primarily in the common stocks of companies located (or with primary operations) in Latin America.

The accompanying portfolio of investments was prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management. Fund management believes that estimates and security valuations are appropriate; however actual results may differ from those estimates, and the security valuations reflected in the portfolio of investments may differ from the value the fund receives upon sale of the securities.

Valuation

The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Equity securities listed or regularly traded on a securities exchange or in the over-the-counter market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices for domestic securities and the last quoted sale price for international securities.

Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation.

Other investments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund’s Board of Directors.

Most foreign markets close before the close of trading on the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, which in turn will affect the fund's share price, the fund will adjust the previous closing prices to reflect the fair value of the securities as of the close of the NYSE, as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors. A fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. In deciding whether to make fair value adjustments, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U. S. markets that represent foreign securities and baskets of foreign securities. The fund uses outside pricing services to provide it with closing market prices and information used for adjusting those prices. The fund cannot predict when and how often it will use closing prices and when it will adjust those prices to reflect fair value. As a means of evaluating its fair value process, the fund routinely compares closing market prices, the next day's opening prices in the same markets, and adjusted prices.

Investment Transactions

Investment transactions are accounted for on the trade date.

NOTE 2 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.

Emerging Markets

The fund may invest in securities of companies located in emerging markets or denominated in or linked to the currencies of emerging market countries. Future economic or political developments could adversely affect the liquidity or value, or both, of such securities.

Securities Lending

The fund lends its securities to approved brokers to earn additional income. It receives as collateral cash and U.S. government securities valued at 102% to 105% of the value of the securities on loan. Cash collateral is invested in a money market pooled account managed by the fund’s lending agent in accordance with investment guidelines approved by fund management. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities, as determined at the close of fund business each day; any additional collateral required due to changes in security values is delivered to the fund the next business day. Although risk is mitigated by the collateral, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities. At January 31, 2006, the value of loaned securities was $108,589,000; aggregate collateral consisted of $110,149,000 in the money market pooled account.

NOTE 3 - FEDERAL INCOME TAXES

At January 31, 2006, the cost of investments for federal income tax purposes was $1,035,020,000. Net unrealized gain aggregated $581,874,000 at period-end, of which $581,925,000 related to appreciated investments and $51,000 related to depreciated investments.

NOTE 4 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the T. Rowe Price Reserve Funds), open-end management investment companies managed by Price Associates and affiliates of the fund. The T. Rowe Price Reserve Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available for direct purchase by members of the public. The T. Rowe Price Reserve Funds pay no investment management fees. During the three months ended January 31, 2006, dividend income from the T. Rowe Price Reserve Funds totaled $487,000, and the value of shares of the T. Rowe Price Reserve Funds held at January 31, 2006 and October 31, 2005 was $78,620,000 and $20,053,000, respectively.

T. Rowe Price Emerging Markets Stock Fund
Unaudited		January 31, 2006
Portfolio of Investments †	Shares	Value
(Cost and value in $000s)

ARGENTINA 1.0%
Common Stocks 1.0%
Tenaris ADR (USD)	114,900	18,666
Total Argentina (Cost $4,440)		18,666

BRAZIL 14.3%
Common Stocks 10.5%
Arcelor Brasil	157,300	2,367
Banco do Brasil	328,300	7,955
Companhia Siderurgica Nacional	143,100	4,208
Companhia Vale do Rio Doce ADR
(1 ADR represents 1 common share) (USD)	568,600	29,152
Companhia Vale do Rio Doce ADR
(1 ADR represents 1 preference 'A' share) (USD)	434,500	19,283
EDP - Energias do Brasil	726,900	11,015
Gol-Linhas Aereas Inteligentes ADR (USD) (1)	249,200	7,523
Natura Cosmeticos	182,600	9,626
Petroleo Brasileiro (Petrobras) ADR
(1 ADR represents 1 common share) (USD)	369,500	34,918
Petroleo Brasileiro (Petrobras) ADR
(1 ADR represents 1 preference share) (USD)	772,690	66,606
Tele Norte Leste Participaco	424,733	9,857
		202,510
Preferred Stocks 3.8%
Banco Bradesco	260,200	10,243
Banco Itau Holdings Financiera	1,127,190	34,275
Caemi Mineracao e Metalurgica	4,109,100	7,381
Perdigao	221,700	9,731
Tam (2)	262,100	6,286
Weg	1,536,700	5,806
		73,722

Total Brazil (Cost $146,269)		276,232

CHINA 2.5%
Common Stocks 2.5%
China Insurance International (HKD) (2)	11,036,000	4,451
China Netcom (HKD)	3,736,500	6,362
China Unicom (HKD)	5,900,000	5,265
Luen Thai Holdings (HKD)	7,538,000	2,558
PetroChina (HKD)	23,250,000	22,810
tom.com (HKD) (1)(2)	1,984,000	414
ZTE (HKD) (1)	1,824,200	7,300
Total China (Cost $42,214)		49,160

COLOMBIA 0.2%
Common Stocks 0.2%
Bancolombia ADR (USD)	105,100	3,423
Total Colombia (Cost $2,142)		3,423

EGYPT 5.0%
Common Stocks 5.0%
Commercial International Bank	1,662,318	17,404
Egyptian Company for Mobile Services	498,236	17,385
Orascom Construction Industries	506,600	26,074
Orascom Telecom	364,490	23,344
Vodafone Egypt	642,860	11,440
Total Egypt (Cost $49,364)		95,647

EUROPE/FAR EAST 1.8%
Common Stocks 1.8%
iShares MSCI Emerging Markets Index Fund (USD) (1)	351,300	35,404
Total Europe/Far East (Cost $31,704)		35,404

HONG KONG 0.5%
Common Stocks 0.5%
Hutchison Telecommunications (2)	2,232,000	3,780
Kingboard Chemical Holdings (1)	1,876,300	6,079
Total Hong Kong (Cost $7,465)		9,859

HUNGARY 0.8%
Common Stocks 0.8%
OTP Bank	426,000	14,712
Total Hungary (Cost $13,692)		14,712

INDIA 8.3%
Common Stocks 8.3%
Arvind Mills	2,316,657	4,905
Ballarpur Industries (3)	616,999	1,768
Bharti Televentures (2)	1,547,946	13,263
Gail India	1,617,787	10,744
Gateway Distriparks	260,227	1,334
Gateway Distriparks GDR (USD) (2)(3)	654,300	3,354
Gujarat Ambuja Cements	5,076,902	10,218
I-Flex Solutions	409,400	10,644
IL & FS Investsmart GDR (USD) (2)(3)	1,019,600	4,915
Infosys Technologies	235,393	15,446
Mahanagar Telephone Nigam	2,823,050	9,117
Moser-Baer India	241,983	1,149
NTPC Limited	5,281,600	13,826
Oil & Natural Gas	380,335	10,708
Petronet LNG (2)	6,930,500	10,206
Power Trading	2,207,372	3,102
Suzlon Energy (2)	736,600	17,414
Videsh Sanchar Nigam	2,108,800	18,369
Total India (Cost $116,512)		160,482

INDONESIA 0.4%
Common Stocks 0.4%
Indosat	11,399,500	7,053
Total Indonesia (Cost $5,488)		7,053

MALAYSIA 2.1%
Common Stocks 2.1%
Airasia (2)	14,119,800	6,400
Astro All Asia	7,554,900	9,911
CIMB Berhad	5,216,844	8,847
IJM	3,084,400	3,684
IJM, Warrants, 7/10/10 (2)	420,140	40
Malaysia International Shipping	2,381,800	6,256
PLUS Expressways	6,599,400	5,314
Total Malaysia (Cost $38,093)		40,452

MEXICO 7.4%
Common Stocks 7.4%
America Movil ADR, Series L (USD)	1,722,320	58,094
Grupo Aeroportuario del Sureste ADR (USD)	124,500	3,884
Grupo Financiero Banorte	7,411,500	17,670
Grupo Modelo, Series C	1,532,000	5,662
Grupo Televisa ADR (USD)	194,569	16,256
Organizacion Soriana, Series B (2)	1,496,000	6,961
Urbi Desarrollos Urbanos (2)	1,773,800	13,069
Wal-Mart de Mexico, Series V	3,675,325	21,413
Total Mexico (Cost $77,712)		143,009

RUSSIA 5.1%
Common Stocks 5.1%
Lukoil (USD)	135,720	10,410
Lukoil ADR (USD)	345,840	26,439
Novatek OAO (USD)	3,468	10,057
Novatek OAO GDR (USD) (3)	571,400	16,565
Pyaterochka Holding GDR (USD) (1)(2)	740,100	11,620
RBC Information Systems (USD) (2)	914,954	6,313
Sberbank RF (USD)	11,570	17,239
Total Russia (Cost $60,795)		98,643

SOUTH AFRICA 11.6%
Common Stocks 11.6%
ABSA Group	1,073,392	19,733
African Bank Investments	1,410,981	6,576
Edgars Consolidated Stores	3,742,400	21,673
FirstRand	4,010,344	12,749
Investec	185,800	9,234
JD Group	871,255	12,310
Massmart Holdings	787,100	7,654
MTN Group	1,975,000	20,474
Naspers (N shares)	1,906,700	40,723
Pick 'N Pay Stores	887,500	4,513
SABMiller	477,800	9,702
Sasol	568,651	23,263
Standard Bank Group	1,022,891	13,779
Sun International	611,895	8,746
Truworths International	3,073,903	12,903
Total South Africa (Cost $146,567)		224,032

SOUTH KOREA 17.5%
Common Stocks 15.6%
Amorepacific (1)	42,730	15,269
Cheil Communications	12,650	2,880
CJ Home Shopping	23,375	3,327
Daelim Industrial (2)	100,870	8,407
Hyundai Motor	82,910	7,532
KKC	64,900	14,300
Kookmin Bank	476,726	38,044
Kookmin Bank ADR (USD) (2)	27,400	2,185
LG Electronics (1)	163,020	14,181
LG Philips LCD (1)(2)	222,600	10,192
LG Philips LCD ADR (USD) (1)(2)	209,000	4,776
Lotte Chilsung Beverage (1)(2)	8,960	9,801
Lotte Shopping GDR (USD) (2)(3)	107,100	2,137
NCsoft (1)(2)	82,280	6,772
S-Oil	19,310	1,380
S1	137,150	5,694
Samsung Electronics	130,635	100,711
Shinhan Financial (2)	262,700	11,235
Shinsegae	38,230	20,312
Woori Finance Holdings (2)	1,091,690	21,609
		300,744
Preferred Stocks 1.9%
Hyundai Motor	397,150	22,632
Samsung Electronics	23,130	13,639
		36,271

Total South Korea (Cost $199,364)		337,015

TAIWAN 6.5%
Common Stocks 6.5%
Acer	3,568,740	8,146
Advantech	3,751,767	10,734
Basso Industry	1,935,568	4,521
Delta Electronics	4,153,000	8,648
E.Sun Financial Holding	1,896,000	1,245
Far Eastern Textile	8,883,338	6,111
High Tech Computer	463,000	9,830
Hon Hai Precision Industry	4,243,437	28,527
Ritek (2)	22,788,000	7,874
Taiwan Semiconductor	10,856,000	21,555
Uni-President Enterprises	16,619,000	9,354
Via Technologies (2)	4,974,286	2,940
Zyxel Communications	3,888,740	5,995
Total Taiwan (Cost $109,314)		125,480

THAILAND 2.1%
Common Stocks 2.1%
C.P. 7-Eleven	45,525,300	7,957
Kasikornbank NVDR, GDR	6,164,100	10,695
Land & Houses NVDR (1)	25,518,000	6,264
PTT Exploration & Production	791,200	11,632
Ratchaburi Electricity Generating Holding	4,646,400	4,867
True Corp., Rights, 4/3/08 (2)	187,357	—
Total Thailand (Cost $32,478)		41,415

TURKEY 8.4%
Common Stocks 8.4%
Akbank	1,083,960	9,415
Anadolou Efes Biracilik ve Malt Sanayii	223,100	7,625
Arcelik	1,079,800	10,113
Denizbank (2)	2,898,225	24,736
Finansbank	3,055,145	17,306
Hurriyet Gazetecilik ve Matbaacilik	3,897,400	16,190
Turkcell Iletisim Hizmet	1,997,820	13,656
Turkcell Iletisim Hizmet ADR (USD)	61,082	1,063
Turkiye Garanti Bankasi	6,395,350	29,465
Turkiye Is Bankasi	3,477,260	31,516
Total Turkey (Cost $83,713)		161,085

SHORT-TERM INVESTMENTS 4.7%
Money Market Funds 4.7%
T. Rowe Price Reserve Investment Fund, 4.45% (4)(5)	89,457,293	89,457
Total Short-Term Investments (Cost $89,457)		89,457

SECURITIES LENDING COLLATERAL 3.3%
Money Market Pooled Account 3.3%
Investment in money market pooled account managed by JP
Morgan Chase Bank, London, 4.407% (4)	63,384,073	63,384
Total Securities Lending Collateral (Cost $63,384)		63,384

Total Investments in Securities
103.5% of Net Assets (Cost $1,320,167)		$1,994,610

†	Denominated in the currency of the country of incorporation unless otherwise noted
(1)	All or a portion of this security is on loan at January 31, 2006 - see Note 2
(2)	Non-income producing
(3)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers -- total value of such securities at period end amounts to
$28,739,000 and represents 1.5% of net assets.
(4)	Seven-day yield
(5)	Affiliated company – see Note 2
ADR	American Depository Receipts
GDR	Global Depository Receipts
HKD	Hong Kong Dollar
NVDR	Non Voting Depository Receipt
USD	U.S. Dollar

The accompanying notes are an integral part of this Portfolio of Investments

T. Rowe Price Emerging Markets Stock Fund
Unaudited	January 31, 2006
Notes To Portfolio of Investments

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price International Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The Emerging Markets Stock Fund (the fund), a diversified, open-end management investment company, is one portfolio established by the corporation. The fund seeks long-term growth of capital through investments primarily in the common stocks of companies located (or with primary operations) in emerging markets.

The accompanying portfolio of investments was prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management. Fund management believes that estimates and security valuations are appropriate; however actual results may differ from those estimates, and the security valuations reflected in the portfolio of investments may differ from the value the fund receives upon sale of the securities.

Valuation

The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Equity securities listed or regularly traded on a securities exchange or in the over-the-counter market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices for domestic securities and the last quoted sale price for international securities.

Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation.

Other investments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund’s Board of Directors.

Most foreign markets close before the close of trading on the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, which in turn will affect the fund's share price, the fund will adjust the previous closing prices to reflect the fair value of the securities as of the close of the NYSE, as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors. A fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. In deciding whether to make fair value adjustments, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U. S. markets that represent foreign securities and baskets of foreign securities. The fund uses outside pricing services to provide it with closing market prices and information used for adjusting those prices. The fund cannot predict when and how often it will use closing prices and when it will adjust those prices to reflect fair value. As a means of evaluating its fair value process, the fund routinely compares closing market prices, the next day's opening prices in the same markets, and adjusted prices.

Investment Transactions

Investment transactions are accounted for on the trade date.

NOTE 2 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.

Emerging Markets

The fund may invest in securities of companies located in emerging markets or denominated in or linked to the currencies of emerging market countries. Future economic or political developments could adversely affect the liquidity or value, or both, of such securities.

Restricted Securities

The fund may invest in securities that are subject to legal or contractual restrictions on resale. Although certain of these securities may be readily sold, for example, under Rule 144A, others may be illiquid, and their sale may involve substantial delays and additional costs, and prompt sale at an acceptable price may be difficult.

Securities Lending

The fund lends its securities to approved brokers to earn additional income. It receives as collateral cash and U.S. government securities valued at 102% to 105% of the value of the securities on loan. Cash collateral is invested in a money market pooled account managed by the fund’s lending agent in accordance with investment guidelines approved by fund management. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities, as determined at the close of fund business each day; any additional collateral required due to changes in security values is delivered to the fund the next business day. Although risk is mitigated by the collateral, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities. At January 31, 2006, the value of loaned securities was $84,669,000; aggregate collateral consisted of $63,384,000 in the money market pooled account and U.S. government securities valued at $24,243,000.

NOTE 3 - FEDERAL INCOME TAXES

At January 31, 2006, the cost of investments for federal income tax purposes was $1,320,167,000. Net unrealized gain aggregated $674,669,000 at period-end, of which $681,963,000 related to appreciated investments and $7,294,000 related to depreciated investments.

NOTE 4 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the T. Rowe Price Reserve Funds), open-end management investment companies managed by Price Associates and affiliates of the fund. The T. Rowe Price Reserve Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available for direct purchase by members of the public. The T. Rowe Price Reserve Funds pay no investment management fees. During the three months ended January 31, 2006, dividend income from the T. Rowe Price Reserve Funds totaled $734,000, and the value of shares of the T. Rowe Price Reserve Funds held at January 31, 2006 and October 31, 2005 was $89,457,000 and $36,493,000, respectively.

T. Rowe Price Global Stock Fund
Unaudited		January 31, 2006
Portfolio of Investments †	Shares	Value
(Cost and value in $000s)

AUSTRALIA 1.9%
Common Stocks 1.9%
BHP Billiton	225,000	4,394
Total Australia (Cost $3,659)		4,394

AUSTRIA 1.0%
Common Stocks 1.0%
Erste Bank der Oesterreich Sparkasse	40,000	2,232
Total Austria (Cost $2,107)		2,232

BELGIUM 0.9%
Common Stocks 0.9%
SES Global GDR	115,000	2,125
Total Belgium (Cost $1,898)		2,125

BERMUDA 0.9%
Common Stocks 0.9%
Aspen Insurance Holdings (USD)	90,000	2,086
Total Bermuda (Cost $2,384)		2,086

BRAZIL 2.3%
Common Stocks 1.3%
Petroleo Brasileiro (Petrobras) ADR (USD)	33,000	2,845
		2,845
Preferred Stocks 1.0%
Banco Itau Holdings Financiera	75,000	2,280
		2,280
Total Brazil (Cost $3,171)		5,125

CANADA 2.4%
Common Stocks 2.4%
Potash Corp./Saskatchewan (USD)	25,000	2,250
Rogers Communications, Class B (USD)	26,000	1,148
Telus (Non-voting shares) (USD)	50,000	1,966
Total Canada (Cost $4,609)		5,364

CHINA 1.0%
Common Stocks 1.0%
Tencent Holdings (HKD)	1,700,000	2,184
Total China (Cost $1,860)		2,184

CYPRUS 1.1%
Common Stocks 1.1%
Bank of Cyprus (EUR)	325,000	2,363
Total Cyprus (Cost $1,438)		2,363

DENMARK 0.5%
Common Stocks 0.5%
Novo Nordisk, Series B	20,000	1,121
Total Denmark (Cost $928)		1,121

EGYPT 1.3%
Common Stocks 1.3%
MobiNil-Egyptian	85,000	2,966
Total Egypt (Cost $2,845)		2,966

FRANCE 1.1%
Common Stocks 1.1%
Total	9,000	2,486
Total France (Cost $1,639)		2,486

GERMANY 1.1%
Common Stocks 1.1%
Hypo Real Estate Holding	37,000	2,415
Total Germany (Cost $1,431)		2,415

GREECE 1.8%
Common Stocks 1.8%
National Bank of Greece	45,000	2,065
OPAP	55,000	2,069
Total Greece (Cost $3,273)		4,134

HONG KONG 1.4%
Common Stocks 1.4%
Hutchison Telecommunications (1)(2)	1,800,000	3,049
Total Hong Kong (Cost $2,424)		3,049

INDIA 1.6%
Common Stocks 1.6%
Bharti Televentures (2)	260,000	2,228
Suzlon Energy (2)	48,300	1,142
Suzlon Energy (Ordinary Shares) (2)	11,700	307
Total India (Cost $2,660)		3,677

IRELAND 0.9%
Common Stocks 0.9%
Anglo Irish Bank	130,000	2,053
Total Ireland (Cost $1,696)		2,053

JAPAN 9.5%
Common Stocks 9.5%
Aeon Mall (1)	42,000	2,044
Edion	75,000	1,787
K. K. DaVinci Advisors (1)(2)	275	1,972
Leopalace21 (1)	58,000	2,119
Mitsubishi Gas Chemical	120,000	1,381
Nissha Printing	60,000	1,940
Point (1)	28,000	2,264
SBI Holdings	3,500	2,216
Sumitomo Mitsui Financial	315	3,692
Take & Give Needs (2)	1,100	1,948
Total Japan (Cost $16,615)		21,363

LEBANON 0.5%
Common Stocks 0.5%
Investcom GDR (USD) (1)(2)	70,000	1,233
Total Lebanon (Cost $957)		1,233

MALAYSIA 0.9%
Common Stocks 0.9%
Airasia (2)	4,500,000	2,040
Total Malaysia (Cost $1,980)		2,040

MEXICO 3.1%
Common Stocks 3.1%
America Movil ADR, Series L (USD)	80,000	2,698
Grupo Financiero Banorte	950,000	2,265
Grupo Televisa ADR (USD)	25,000	2,089
Total Mexico (Cost $5,143)		7,052

NORWAY 1.2%
Common Stocks 1.2%
Statoil ASA	100,000	2,749
Total Norway (Cost $2,069)		2,749

PANAMA 0.6%
Common Stocks 0.6%
Copa Holdings, Class A (USD) (2)	55,000	1,320
Total Panama (Cost $1,100)		1,320

SOUTH AFRICA 2.7%
Common Stocks 2.7%
ABSA Group	120,000	2,206
Edgars Consolidated Stores	210,000	1,216
Naspers (N shares)	120,000	2,563
Total South Africa (Cost $4,738)		5,985

SOUTH KOREA 4.0%
Common Stocks 2.7%
Hyundai Motor	22,000	1,999
Kookmin Bank	30,000	2,394
Orion	6,400	1,727
		6,120
Preferred Stocks 1.3%
Samsung Electronics	5,000	2,948
		2,948
Total South Korea (Cost $7,302)		9,068

SWITZERLAND 5.2%
Common Stocks 5.2%
Julius Baer	20,000	1,607
Novartis	38,000	2,087
Phonak Holding	34,500	1,708
Roche Holding	13,000	2,054
UBS	40,000	4,349
Total Switzerland (Cost $9,479)		11,805

TURKEY 0.9%
Common Stocks 0.9%
Turkiye Garanti Bankasi	455,000	2,096
Total Turkey (Cost $2,148)		2,096

UNITED KINGDOM 3.5%
Common Stocks 3.5%
Capita Group	200,000	1,523
Johnson Matthey	85,000	2,207
Rolls-Royce (2)	280,000	2,165
William Hill	200,000	2,035
Total United Kingdom (Cost $6,863)		7,930

UNITED STATES 44.0%
Common Stocks 44.0%
Ameritrade	110,000	2,226
Amgen (2)	30,000	2,187
Atherogenics (2)	70,000	1,243
Axis Capital Holdings	120,000	3,588
Caremark RX (2)	43,000	2,120
Corning (2)	55,000	1,339
Crown Castle International (2)	105,000	3,321
Danaher	35,000	1,982
Dell (2)	75,000	2,198
E*TRADE Financial (2)	190,000	4,520
GE	135,000	4,421
Genentech (2)	35,000	3,007
Gilead Sciences (2)	30,000	1,826
Goldman Sachs	17,000	2,401
Google, Class A (2)	7,000	3,033
Grant Prideco (2)	52,000	2,605
Home Depot	75,000	3,041
Humana (2)	40,000	2,231
John Nuveen	35,000	1,588
Juniper Networks (2)	135,000	2,448
Lamar Advertising (2)	35,000	1,607
Lazard	45,000	1,614
Legg Mason	13,000	1,686
Linear Technology	45,000	1,675
Medicines Company (2)	65,000	1,251
Microsoft	120,000	3,378
Monster Worldwide (2)	50,000	2,133
Murphy Oil	45,000	2,565
Open Solutions (2)	60,000	1,559
Schlumberger	33,000	4,206
Sepracor (2)	41,000	2,333
SLM Corporation	40,000	2,238
Smith International	65,000	2,925
Station Casinos	17,000	1,136
Symbol Technologies	105,000	1,297
Target	40,000	2,190
Vertex Pharmaceuticals (2)	50,000	1,786
Viacom, Class B (2)	60,000	2,489
Wyeth	50,000	2,313
Wynn Resorts (2)	33,000	2,131
Xilinx	50,000	1,408
XL Capital	33,000	2,233
Yahoo! (2)	55,000	1,889
Total United States (Cost $87,248)		99,367

SHORT-TERM INVESTMENTS 4.1%
Money Market Funds 4.1%
T. Rowe Price Reserve Investment Fund, 4.45% (3)(4)	9,240,601	9,241
Total Short-Term Investments (Cost $9,241)		9,241

SECURITIES LENDING COLLATERAL 2.0%
Money Market Pooled Account 2.0%
Investment in money market pooled account managed by JP
Morgan Chase Bank, London, 4.407% (3)	4,615,825	4,616
Total Securities Lending Collateral (Cost $4,616)		4,616

Total Investments in Securities
103.4% of Net Assets (Cost $197,521)		$233,639

†	Denominated in the currency of the country of incorporation unless otherwise noted
(1)	All or a portion of this security is on loan at January 31, 2006 - see Note 2
(2)	Non-income producing
(3)	Seven-day yield
(4)	Affiliated company – see Note 4
ADR	American Depository Receipts
EUR	Euro
GDR	Global Depository Receipts
HKD	Hong Kong Dollar
USD	U.S. Dollar

The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price Global Stock Fund
Unaudited	January 31, 2006
Notes To Portfolio of Investments

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price International Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The Global Stock Fund (the fund), a diversified, open-end management investment company, is one portfolio established by the corporation. The fund seeks long-term growth of capital through investments primarily in the common stocks of established companies throughout the world, including the U.S

The accompanying portfolio of investments was prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management. Fund management believes that estimates and security valuations are appropriate; however actual results may differ from those estimates, and the security valuations reflected in the portfolio of investments may differ from the value the fund receives upon sale of the securities.

Valuation

The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Equity securities listed or regularly traded on a securities exchange or in the over-the-counter market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices for domestic securities and the last quoted sale price for international securities.

Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation.

Other investments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund’s Board of Directors.

Most foreign markets close before the close of trading on the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, which in turn will affect the fund's share price, the fund will adjust the previous closing prices to reflect the fair value of the securities as of the close of the NYSE, as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors. A fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. In deciding whether to make fair value adjustments, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U. S. markets that represent foreign securities and baskets of foreign securities. The fund uses outside pricing services to provide it with closing market prices and information used for adjusting those prices. The fund cannot predict when and how often it will use closing prices and when it will adjust those prices to reflect fair value. As a means of evaluating its fair value process, the fund routinely compares closing market prices, the next day's opening prices in the same markets, and adjusted prices.

Investment Transactions

Investment transactions are accounted for on the trade date.

NOTE 2 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.

Emerging Markets

The fund may invest in securities of companies located in emerging markets or denominated in or linked to the currencies of emerging market countries. Future economic or political developments could adversely affect the liquidity or value, or both, of such securities.

Securities Lending

The fund lends its securities to approved brokers to earn additional income. It receives as collateral cash and U.S. government securities valued at 102% to 105% of the value of the securities on loan. Cash collateral is invested in a money market pooled account managed by the fund’s lending agent in accordance with investment guidelines approved by fund management. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities, as determined at the close of fund business each day; any additional collateral required due to changes in security values is delivered to the fund the next business day. Although risk is mitigated by the collateral, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities. At January 31, 2005, the value of loaned securities was $4,419,000; aggregate collateral consisted of $4,616,000 in the money market pooled account.

NOTE 3 - FEDERAL INCOME TAXES

At January 31, 2006, the cost of investments for federal income tax purposes was $197,521,000. Net unrealized gain aggregated $36,105,000 at period-end, of which $37,774,000 related to appreciated investments and $1,669,000 related to depreciated investments.

NOTE 4 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the T. Rowe Price Reserve Funds), open-end management investment companies managed by Price Associates and affiliates of the fund. The T. Rowe Price Reserve Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available for direct purchase by members of the public. The T. Rowe Price Reserve Funds pay no investment management fees. During the three months ended January 31, 2006, dividend income from the T. Rowe Price Reserve Funds totaled $82,000, and the value of shares of the T. Rowe Price Reserve Funds held at January 31, 2006 and October 31, 2005 was $9,241,000 and $2,251,000, respectively.

T. Rowe Price Emerging Europe & Mediterranean Fund
Unaudited		January 31, 2006
Portfolio of Investments †	Shares	Value
(Cost and value in $000s)

CZECH REPUBLIC 0.8%
Common Stocks 0.8%
Komercni Banka	76,170	11,219
Total Czech Republic (Cost $9,434)		11,219

EGYPT 15.7%
Common Stocks 15.7%
Commercial International Bank	3,028,450	31,707
Lecico Egypt GDR (USD)	382,600	4,400
MobiNil-Egyptian	1,196,893	41,764
National Societe General	394,574	2,994
National Societe General, Rights (1)	394,574	4,036
Orascom Construction	989,600	50,932
Orascom Telecom	773,634	49,549
Vodafone Egypt	2,089,627	37,186
Total Egypt (Cost $139,927)		222,568

HUNGARY 6.3%
Common Stocks 6.3%
Gedeon Richter	80,670	16,893
Mol Magyar Olaj-es Gazipari	301,800	31,415
OTP Bank	1,199,400	41,423
Total Hungary (Cost $83,968)		89,731

ISRAEL 5.2%
Common Stocks 5.2%
Bank Hapoalim (ILS)	2,758,300	12,659
Bank Leumi Le-Israel (ILS)	2,990,400	11,219
Check Point Software Technologies (USD) (1)	733,300	15,868
Lipman Electronic Engineering (USD) (1)(2)	467,200	12,512
Makhteshim-Agan (ILS)	1,011,600	5,421
NICE Systems ADR (USD) (1)(2)	302,800	15,967
Total Israel (Cost $63,071)		73,646

LEBANON 1.8%
Common Stocks 1.8%
Investcom GDR (USD) (1)(2)	1,424,900	25,092
Total Lebanon (Cost $19,903)		25,092

OMAN 1.1%
Common Stocks 1.1%
Bank Muscat SAOG GDR (USD) (1)	525,000	15,094
Total Oman (Cost $13,266)		15,094

POLAND 2.5%
Common Stocks 2.5%
Bank Pekao	292,420	16,334
Polski Koncern Naftowy	959,800	19,490
Total Poland (Cost $31,891)		35,824

RUSSIA 34.0%
Common Stocks 34.0%
Gazprom OAO ADR (USD) (2)	269,900	23,103
Lebedyansky (USD) (1)	204,000	14,586
Lukoil (USD)	78,430	6,016
Lukoil ADR (USD)	2,010,900	153,733
Mechel OAO ADR (USD) (2)	223,100	6,465
MMC Norilsk Nickel (USD)	170,800	14,689
Mobile Telesystems ADR (USD) (2)	296,424	11,110
Novatek OAO (USD)	7,636	22,144
Novatek OAO GDR (USD) (2)(3)	1,201,230	34,824
Promstroibank (USD) (1)	14,920,600	20,143
Pyaterochka Holding GDR (USD) (1)(2)	2,221,300	34,874
RBC Information Systems (USD) (1)	5,462,750	37,693
Sberbank RF (USD)	39,440	58,766
Sedmoi Kontinen (USD)	1,257,100	32,119
Severstal-Avto (USD)	521,400	11,210
Total Russia (Cost $322,750)		481,475

TURKEY 27.1%
Common Stocks 27.1%
Akbank	2,862,940	24,867
Aksigorta	903,100	8,594
Anadolou Efes Biracilik ve Malt Sanayii	535,700	18,309
Arcelik	2,570,300	24,072
Bim Birlesik Magazalar (1)	697,479	21,335
Denizbank (1)	3,927,854	33,523
Finansbank	4,205,601	23,823
Hurriyet Gazetecilik ve Matbaacilik	4,625,700	19,216
Sekerbank (1)	5,473,800	29,147
Turkcell Iletisim Hizmet	5,118,477	34,987
Turkcell Iletisim Hizmet ADR (USD) (2)	157,332	2,739
Turkiye Garanti Bankasi	15,963,825	73,549
Turkiye Is Bankasi	7,110,960	64,450
Turkiye Vakiflar Bankasi (1)	900,000	5,574
Total Turkey (Cost $226,569)		384,185

SHORT-TERM INVESTMENTS 5.4%
Money Market Funds 5.4%
T. Rowe Price Reserve Investment Fund, 4.45% (4)(5)	75,881,804	75,882
Total Short-Term Investments (Cost $75,882)		75,882

SECURITIES LENDING COLLATERAL 4.4%
Money Market Pooled Account 4.4%
Investment in money market pooled account managed by JP
Morgan Chase Bank, London, 4.407% (4)	62,212,932	62,213
Total Securities Lending Collateral (Cost $62,213)		62,213

Total Investments in Securities
104.3% of Net Assets (Cost $1,048,874)		$1,476,929

†	Denominated in the currency of the country of incorporation unless otherwise noted
(1)	Non-income producing
(2)	All or a portion of this security is on loan at January 31, 2006 - see Note 2
(3)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers -- total value of such securities at period end amounts to
$34,824,000 and represents 2.5% of net assets.
(4)	Seven-day yield
(5)	Affiliated company - see Note 4
ADR	American Depository Receipts
GDR	Global Depository Receipts
ILS	Israeli Shekel
USD	U.S. Dollar

The accompanying notes are an integral part of this portfolio of investments

T. Rowe Price Emerging Europe & Mediterranean Fund
Unaudited	January 31, 2005
Notes To Portfolio of Investments

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price International Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The Emerging Europe & Mediterranean Fund (the fund), a nondiversified, open-end management investment company, is one portfolio established by the corporation. The fund seeks long-term growth of capital through investments primarily in the common stocks of companies in the emerging market countries of Europe and the Mediterranean region.

The accompanying portfolio of investments was prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management. Fund management believes that estimates and security valuations are appropriate; however actual results may differ from those estimates, and the security valuations reflected in the portfolio of investments may differ from the value the fund receives upon sale of the securities.

Valuation

The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Equity securities listed or regularly traded on a securities exchange or in the over-the-counter market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices for domestic securities and the last quoted sale price for international securities.

Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation.

Other investments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund’s Board of Directors.

Most foreign markets close before the close of trading on the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, which in turn will affect the fund's share price, the fund will adjust the previous closing prices to reflect the fair value of the securities as of the close of the NYSE, as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors. A fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. In deciding whether to make fair value adjustments, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U. S. markets that represent foreign securities and baskets of foreign securities. The fund uses outside pricing services to provide it with closing market prices and information used for adjusting those prices. The fund cannot predict when and how often it will use closing prices and when it will adjust those prices to reflect fair value. As a means of evaluating its fair value process, the fund routinely compares closing market prices, the next day's opening prices in the same markets, and adjusted prices.

Investment Transactions

Investment transactions are accounted for on the trade date.

NOTE 2 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.

Emerging Markets

The fund may invest in securities of companies located in emerging markets or denominated in or linked to the currencies of emerging market countries. Future economic or political developments could adversely affect the liquidity or value, or both, of such securities.

Restricted Securities

The fund may invest in securities that are subject to legal or contractual restrictions on resale. Although certain of these securities may be readily sold, for example, under Rule 144A, others may be illiquid, and their sale may involve substantial delays and additional costs, and prompt sale at an acceptable price may be difficult.

Securities Lending

The fund lends its securities to approved brokers to earn additional income. It receives as collateral cash and U.S. government securities valued at 102% to 105% of the value of the securities on loan. Cash collateral is invested in a money market pooled account managed by the fund’s lending agent in accordance with investment guidelines approved by fund management. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities, as determined at the close of fund business each day; any additional collateral required due to changes in security values is delivered to the fund the next business day. Although risk is mitigated by the collateral, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities. At January 31, 2006, the value of loaned securities was $59,153,000; aggregate collateral consisted of $62,213,000 in the money market pooled account.

NOTE 3 - FEDERAL INCOME TAXES

At January 31, 2006, the cost of investments for federal income tax purposes was $1,048,874,000. Net unrealized gain aggregated $428,055,000 at period-end, of which $433,972,000 related to appreciated investments and $5,917,000 related to depreciated investments.

NOTE 4 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the T. Rowe Price Reserve Funds), open-end management investment companies managed by Price Associates and affiliates of the fund. The T. Rowe Price Reserve Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available for direct purchase by members of the public. The T. Rowe Price Reserve Funds pay no investment management fees. During the three months ended January 31, 2006, dividend income from the T. Rowe Price Reserve Funds totaled $596,000, and the value of shares of the T. Rowe Price Reserve Funds held at January 31, 2006 and October 31, 2005 was $75,882,000 and $19,717,000, respectively.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price International Funds, Inc.

By	/s/ James S. Riepe
James S. Riepe
Principal Executive Officer

Date	March 21, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ James S. Riepe
James S. Riepe
Principal Executive Officer

Date	March 21, 2006

By	/s/ Joseph A. Carrier
Joseph A. Carrier
Principal Financial Officer

Date	March 21, 2006